Document And Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	AT&T Inc.
Entity Central Index Key	0000732717
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		5,929
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Public Float			$ 186.1
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenues
Wireless service	$ 56,726	$ 53,510	$ 48,563
Data	29,606	27,555	25,644
Voice	25,131	28,332	32,345
Directory	3,293	3,935	4,724
Other	11,967	10,948	11,237
Total operating revenues	126,723	124,280	122,513
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	57,374	52,379	50,639
Selling, general and administrative	38,844	32,864	31,359
Impairment of intangible assets	2,910	85	0
Depreciation and amortization	18,377	19,379	19,515
Total operating expenses	117,505	104,707	101,513
Operating Income	9,218	19,573	21,000
Other Income (Expense)
Interest expense	(3,535)	(2,994)	(3,368)
Equity in net income of affiliates	784	762	734
Other income (expense) - net	249	897	152
Total other income (expense)	(2,502)	(1,335)	(2,482)
Income from Continuing Operations Before Income Taxes	6,716	18,238	18,518
Income tax (benefit) expense	2,532	(1,162)	6,091
Income from Continuing Operations	4,184	19,400	12,427
Income from Discontinued Operations, net of tax	0	779	20
Net Income	4,184	20,179	12,447
Less: Net Income Attributable to Noncontrolling Interest	(240)	(315)	(309)
Net Income Attributable to AT&T	$ 3,944	$ 19,864	$ 12,138
Basic Earnings Per Share from Continuing Operations Attributable to AT&T	$ 0.66	$ 3.23	$ 2.06
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0.13	$ 0
Basic earnings per share attributable to AT&T	$ 0.66	$ 3.36	$ 2.06
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T	$ 0.66	$ 3.22	$ 2.05
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0.13	$ 0
Diluted earnings per share attributable to AT&T	$ 0.66	$ 3.35	$ 2.05

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 3,185	$ 1,437
Accounts receivable - net of allowances for doubtful accounts of $878 and $957	13,606	13,610
Prepaid expenses	1,155	1,458
Deferred income taxes	1,470	1,170
Other current assets	3,611	3,179
Total current assets	23,027	20,854
Property, plant and equipment	260,279	243,833
Less: accumulated depreciation and amortization	(153,192)	(140,637)
Property, plant and equipment - net	107,087	103,196
Goodwill	70,842	73,601
Licenses	51,374	50,372
Customer Lists and Relationships - Net	2,757	4,708
Other Intangible Assets - Net	5,212	5,440
Investments in Equity Affiliates	3,718	4,515
Other Assets	6,327	6,705
Total Assets	270,344	269,391
Current Liabilities
Debt maturing within one year	3,453	7,196
Accounts payable and accrued liabilities	19,858	20,055
Advanced billing and customer deposits	3,872	4,086
Accrued taxes	1,003	975
Dividends payable	2,608	2,542
Total current liabilities	30,794	34,854
Long-Term Debt	61,300	58,971
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	25,748	22,070
Postemployment benefit obligation	34,011	28,803
Other noncurrent liabilities	12,694	12,743
Total deferred credits and other noncurrent liabilities	72,453	63,616
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2011 and 2010: issued 6,495,231,088 at December 31, 2011 and 2010)	6,495	6,495
Additional paid-in capital	91,156	91,731
Retained earnings	25,453	31,792
Treasury stock (568,719,202 at December 31, 2011 and 584,144,220 at December 31, 2010, at cost)	(20,750)	(21,083)
Accumulated other comprehensive income	3,180	2,712
Noncontrolling interest	263	303
Total stockholders' equity	105,797	111,950
Total Liabilities and Stockholders' Equity	$ 270,344	$ 269,391

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Allowances for doubtful accounts	$ 878	$ 957
Common stock, par value	$ 1	$ 1
Common stock, authorized	14,000,000,000	14,000,000,000
Common stock, issued	6,495,231,088	6,495,231,088
Treasury stock, held	568,719,202	584,144,220

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 4,184	$ 20,179	$ 12,447
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,377	19,379	19,515
Undistributed earnings from investments in equity affiliates	(623)	(603)	(419)
Provision for uncollectible accounts	1,136	1,334	1,762
Deferred income tax expense (benefit) and noncurrent unrecognized tax benefits	2,937	(3,280)	1,885
Net gain from impairment and sale of investments	(89)	(802)	0
Impairment of intangible assets	2,910	85	0
Actuarial loss on pension and postretirement benefits	6,280	2,521	215
Income from discontinued operations	0	(779)	(20)
Changes in operating assets and liabilities:
Accounts receivable	(1,133)	(99)	(490)
Other current assets	(428)	(187)	(617)
Accounts payable and accrued liabilities	(383)	(1,508)	943
Retirement benefit funding	(1,000)	0	0
Other - net	2,480	(1,247)	(816)
Total adjustments	30,464	14,814	21,958
Net Cash Provided by Operating Activities	34,648	34,993	34,405
Investing Activities
Capital expenditures	(20,110)	(19,530)	(16,554)
Interest during construction	(162)	(772)	(740)
Acquisitions, net of cash acquired	(2,368)	(2,906)	(983)
Dispositions	1,301	1,830	287
(Purchases) and sales of securities, net	62	(100)	55
Other	27	29	52
Net Cash Used in Investing Activities	(21,250)	(21,449)	(17,883)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	(1,625)	1,592	(3,910)
Issuance of long-term debt	7,936	2,235	8,161
Repayment of long-term debt	(7,574)	(9,294)	(8,652)
Issuance of treasury shares	237	50	28
Dividends paid	(10,172)	(9,916)	(9,670)
Other	(452)	(515)	(465)
Net Cash Used in Financing Activities	(11,650)	(15,848)	(14,508)
Net increase (decrease) in cash and cash equivalents	1,748	(2,304)	2,014
Cash and cash equivalents beginning of year	1,437	3,741	1,727
Cash and Cash Equivalents End of Year	$ 3,185	$ 1,437	$ 3,741

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income, Net Of Tax [Member]
Balance at beginning of year at Dec. 31, 2008	$ 96,364	$ 6,495	$ 91,728	$ 19,566	$ (21,410)	$ (418)	$ 403
Balance at beginning of year (in shares) at Dec. 31, 2008		6,495			(602)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Issuance of treasury stock			29		150
Issuance of treasury stock (in shares)					9
Share-based payments			(50)
Share of equity method investee capital transactions			0
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	12,138			12,138				12,138
Dividends to stockholders ($1.73, $1.69 and $1.65 per share)				(9,733)
Other				(27)		(1)
Foreign currency translation adjustments, net of taxes of $66, $146, and $70						147
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(21), $(12) and $84						176
Less reclassification adjustment realized in net income, net of taxes of $(29), $7 and $23						48
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(140), $(182) and $329						610
Less reclassification adjustment realized in net income, net of taxes of $8, $7, and $8						15
Defined benefit postretirement plans (see Note 11):
Net prior service credit arising from period, net of taxes of $699, $298, and $1383						2,257
Amortization of net prior service credit, net of taxes of $(282), $(243), and $(96)						(156)
Other comprehensive income attributable to AT&T						3,096
Net income attributable to noncontrolling interest	309						309	309
Distributions							(286)
Acquisition of interests held by noncontrolling owners			0				0
Translation adjustments attributable to noncontrolling interest, net of taxes							(1)
Total Comprehensive Income, net of tax:
Net Income attributable to AT&T	12,138			12,138				12,138
Other comprehensive income attributable to AT&T per above								3,096
Comprehensive income attributable to AT&T								15,234
Net Income Loss Attributable To Noncontrolling Interest	309						309	309
Other comprehensive income (loss) attributable to noncontrolling interest per above								(1)
Comprehensive income attributable to noncontrolling interest								308
Total Comprehensive Income								15,542
Balance at end of year at Dec. 31, 2009	101,989	6,495	91,707	21,944	(21,260)	2,678	425
Balance at end of year (in shares) at Dec. 31, 2009		6,495			(593)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Issuance of treasury stock			159		177
Issuance of treasury stock (in shares)					9
Share-based payments			(130)
Share of equity method investee capital transactions			0
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	19,864			19,864				19,864
Dividends to stockholders ($1.73, $1.69 and $1.65 per share)				(9,985)
Other				(31)		2
Foreign currency translation adjustments, net of taxes of $66, $146, and $70						271
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(21), $(12) and $84						(22)
Less reclassification adjustment realized in net income, net of taxes of $(29), $7 and $23						14
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(140), $(182) and $329						(334)
Less reclassification adjustment realized in net income, net of taxes of $8, $7, and $8						12
Defined benefit postretirement plans (see Note 11):
Net prior service credit arising from period, net of taxes of $699, $298, and $1383						487
Amortization of net prior service credit, net of taxes of $(282), $(243), and $(96)						(396)
Other comprehensive income attributable to AT&T						34
Net income attributable to noncontrolling interest	315						315	315
Distributions							(278)
Acquisition of interests held by noncontrolling owners			(5)				(162)
Translation adjustments attributable to noncontrolling interest, net of taxes							3
Total Comprehensive Income, net of tax:
Net Income attributable to AT&T	19,864			19,864				19,864
Other comprehensive income attributable to AT&T per above								34
Comprehensive income attributable to AT&T								19,898
Net Income Loss Attributable To Noncontrolling Interest	315						315	315
Other comprehensive income (loss) attributable to noncontrolling interest per above								3
Comprehensive income attributable to noncontrolling interest								318
Total Comprehensive Income								20,216
Balance at end of year at Dec. 31, 2010	111,950	6,495	91,731	31,792	(21,083)	2,712	303
Balance at end of year (in shares) at Dec. 31, 2010		6,495			(584)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Issuance of treasury stock			132		333
Issuance of treasury stock (in shares)					16
Share-based payments			(118)
Share of equity method investee capital transactions			(290)
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	3,944			3,944				3,944
Dividends to stockholders ($1.73, $1.69 and $1.65 per share)				(10,244)
Other				(39)		1
Foreign currency translation adjustments, net of taxes of $66, $146, and $70						123
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(21), $(12) and $84						(41)
Less reclassification adjustment realized in net income, net of taxes of $(29), $7 and $23						(54)
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(140), $(182) and $329						(256)
Less reclassification adjustment realized in net income, net of taxes of $8, $7, and $8						15
Defined benefit postretirement plans (see Note 11):
Net prior service credit arising from period, net of taxes of $699, $298, and $1383						1,140
Amortization of net prior service credit, net of taxes of $(282), $(243), and $(96)						(460)
Other comprehensive income attributable to AT&T						468
Net income attributable to noncontrolling interest	240						240	240
Distributions							(220)
Acquisition of interests held by noncontrolling owners			(299)				(59)
Translation adjustments attributable to noncontrolling interest, net of taxes							(1)
Total Comprehensive Income, net of tax:
Net Income attributable to AT&T	3,944			3,944				3,944
Other comprehensive income attributable to AT&T per above								468
Comprehensive income attributable to AT&T								4,412
Net Income Loss Attributable To Noncontrolling Interest	240						240	240
Other comprehensive income (loss) attributable to noncontrolling interest per above								(1)
Comprehensive income attributable to noncontrolling interest								239
Total Comprehensive Income								4,651
Balance at end of year at Dec. 31, 2011	$ 105,797	$ 6,495	$ 91,156	$ 25,453	$ (20,750)	$ 3,180	$ 263
Balance at end of year (in shares) at Dec. 31, 2011		6,495			(568)

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share	$ 0.66	$ 3.35	$ 2.05
Dividends to stockholders, per share	$ 1.73	$ 1.69	$ 1.65
Foreign currency translation adjustments, tax effect	$ 66	$ 146	$ 70
Unrealized gains (losses) on available-for-sale securities, tax effect	(21)	(12)	84
Less reclassification adjustment realized in net income on available-for-sale securities, tax effect	(29)	7	23
Unrealized gains (losses) on cash flow hedges, tax effect	(140)	(182)	329
Less reclassification adjustment for losses realized in net income on cash flow hedges, tax effect	8	7	8
Net prior service credit arising during the period, tax effect	699	298	1,383
Amortization of net prior service cost (credit) included in net income, tax effect	$ (282)	$ (243)	$ (96)

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless and wireline communications services and equipment, managed networking, wholesale services, and advertising solutions.

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified certain amounts in prior-period financial statements to conform to the current period's presentation. On the consolidated balance sheets, income taxes receivable has been reclassified from “Accrued taxes” to “Other current assets.”

New Accounting Standards In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, “Presentation of Comprehensive Income,” which will no longer allow the presentation of the components of other comprehensive income in the consolidated statements of changes in stockholders' equity or footnotes for interim reporting. For reporting periods beginning after December 31, 2011, ASU 2011-05 requires presentation of other comprehensive income in combination with, or directly following the consolidated statements of income. In December 2011, ASU 2011-05 was amended to delay the proposed identification of reclassification adjustments in the consolidated statements of income. We are currently evaluating the allowable disclosure alternatives under the new guidance.

Employee Separations We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. These benefits include severance payments, workers' compensation, disability, medical continuation coverage and other benefits. At December 31, 2011, we had severance accruals of $335 and at December 31, 2010, we had severance accruals of $848. The decline was primarily due to payments during the year.

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. The tax basis of assets and liabilities is based on amounts that meet the recognition threshold and are measured in accordance with current standards. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Certain reclassifications have been made to prior periods to conform with current reporting. On the consolidated balance sheet, income taxes receivable has been reclassified from “Accrued taxes” to “Other current assets.”

Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2011, we held $1,182 in cash and $2,003 in money market funds and other cash equivalents.

Revenue Recognition Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative selling price, subject to the requirement that revenue recognized is limited to the amounts already received from the customer that are not contingent upon the delivery of additional products or services to the customer in the future. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

We recognize revenues and expenses related to publishing directories on the amortization method, which recognizes revenues and expenses ratably over the life of the directory title, typically 12 months.

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance for Doubtful Accounts We record an expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $1,188 at December 31, 2011, and $1,303 at December 31, 2010. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were $1,082 as of December 31, 2011, and $1,185 as of December 31, 2010. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, or specific costs in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 2). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of this plant.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Business Combinations We expense acquisition-related costs and restructuring costs upon incurring them.

Goodwill and Other Intangible Assets AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T brand, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed period of time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and is generally composed of comparing the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments (Wireless, Wireline and Advertising Solutions), to the fair value of those reporting units calculated under a market multiple approach as well as a discounted cash flow approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. We perform our test of the fair values of FCC licenses using a discounted cash flow model. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name. The fair value measurements used are considered Level 3 under the Fair Value and Disclosure framework (see Note 9).

Intangible assets that have finite useful lives are amortized over their useful lives, a weighted average of 8.3 years (7.9 years for customer lists and relationships and 11.2 years for other). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a large portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

Pension and Other Postretirement Benefits See Note 11 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions and our policy for recognizing the associated gains and losses.

Acquisitions, Dispositions And Other Adjustments	12 Months Ended
Dec. 31, 2011
Acquisitions, Dispositions And Other Adjustments
Acquisitions, Dispositions And Other Adjustments

NOTE 2. ACQUISITIONS, DISPOSITIONS AND OTHER ADJUSTMENTS

Acquisitions

Qualcomm Spectrum Purchase In December 2011, we completed our purchase of spectrum licenses in the Lower 700 MHz frequency band from Qualcomm Incorporated (Qualcomm) for approximately $1,925 in cash. The spectrum covers more than 300 million people total nationwide, including 12 MHz of Lower 700 MHz D and E block spectrum covering more than 70 million people in five of the top 15 metropolitan areas and 6 MHz of Lower 700 MHz D block spectrum covering more than 230 million people across the rest of the United States. We plan to deploy this spectrum as supplemental downlink capacity, using carrier aggregation technology once compatible handsets and network equipment are developed.

Purchase of Wireless Partnership Minority Interest In July 2011, we completed the acquisition of Convergys Corporation's minority interests in the Cincinnati SMSA Limited Partnership and an associated cell tower holding company for approximately $320 in cash.

Wireless Properties Transactions In June 2010, we acquired certain wireless properties, including FCC licenses and network assets, from Verizon Wireless for $2,376 in cash. The assets primarily represent former Alltel Wireless assets and served approximately 1.6 million subscribers in 79 service areas across 18 states. The fair value of the acquired net assets of $1,439 included $368 of property, plant and equipment, $937 of goodwill, $765 of FCC licenses, and $224 of customer lists and other intangible assets.

Centennial In December 2010, we completed our acquisition accounting of Centennial Communications Corporation (Centennial), which included net assets of $1,518 in goodwill, $655 in FCC licenses, and $449 in customer lists and other intangible assets.

Other Acquisitions We acquired $33 of wireless spectrum in 2011 and $265 in 2010 from various companies, primarily in support of our ongoing network enhancement efforts. In 2010, we also acquired a home monitoring platform developer and other entities for $86 in cash.

Dispositions

Tender of Telmex Shares In August 2011, the Board of Directors of América Móvil, S.A. de C.V. (América Móvil) approved a tender offer for the remaining outstanding shares of Télefonos de México, S.A. de C.V. (Telmex) that were not already owned by América Móvil. We tendered all of our shares of Telmex for $1,197 of cash. Telmex was accounted for as an equity method investment (see Note 7).

Sale of Sterling Operations In May 2010, we entered into an agreement to sell our Sterling Commerce Inc. (Sterling) subsidiary and changed our reporting for Sterling to discontinued operations. In August 2010, we completed the sale and received net proceeds of approximately $1,400.

During the second quarter of 2010, we accounted for Sterling as a discontinued operation. We determined that the cash inflows under the transition services agreement and our cash outflows under the enterprise license agreement will not constitute significant continuing involvement with Sterling's operations after the sale. We have reclassified Sterling's operating results, for all historic periods, to income from discontinued operations in the accompanying consolidated statements of income.

The following table includes Sterling's operating results, which are presented in the “Income From Discontinued Operations, net of tax” line item on the consolidated statements of income. Prior to the reclassification, these operating results were reported in our Other segment:

	Aug. 27,	Dec. 31,
	2010	2009
Operating revenues	$349	$563
Operating expenses	327	523
Operating income	22	40
Income before income taxes	18	29
Income tax expense	8	9
Income from discontinued operations during phase-out period	10	20
Gain on disposal of discontinued operations	769	-
Income from discontinued operations, net of tax	$779	$20

Centennial In August 2010, we sold operations in eight service areas in Louisiana and Mississippi, as required by the Department of Justice (DOJ), for $273 in cash.

Other Dispositions In 2010, we also sold our domestic Japanese outsourcing services company for $109. In 2009, we sold a professional services business for $174 and eliminated $113 of goodwill.

Other Adjustments

T-Mobile In March 2011, we agreed to acquire from Deutsche Telekom AG (Deutsche Telekom) all shares of T-Mobile USA, Inc. (T-Mobile) for approximately $39,000, subject to certain adjustments. In December 2011, in light of opposition to the merger from the DOJ and FCC, we and Deutsche Telekom agreed to terminate the transaction. Pursuant to the purchase agreement, we paid a breakup fee of $3,000, entered into a broadband roaming agreement and, pursuant to regulatory approvals, will transfer certain wireless spectrum with a book value of $962. These agreement termination charges were included in “Selling, general and administrative” expenses in our Other segment. Termination of the purchase agreement also terminated our associated credit agreement with a group of banks, dated as of March 31, 2011, to partially fund the purchase.

During 2010, we recorded $78 in reductions of Dobson Communications Corporation and BellSouth Corporation (BellSouth) restructuring liabilities previously included in the purchase accounting for those deals, and we recorded an offsetting reduction of goodwill.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share

NOTE 3. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share for income from continuing operations for the years ended December 31, 2011, 2010 and 2009, are shown in the table below:

Year Ended December 31,	2011	2010	2009
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$4,184	$19,400	$12,427
Income attributable to noncontrolling interest	(240)	(315)	(309)
Income from continuing operations attributable to AT&T	3,944	19,085	12,118
Dilutive potential common shares:
Other share-based payment	11	11	10
Numerator for diluted earnings per share	$3,955	$19,096	$12,128
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,928	5,913	5,900
Dilutive potential common shares:
Stock options	4	3	3
Other share-based payment (in shares)	18	22	21
Denominator for diluted earnings per share	5,950	5,938	5,924
Basic earnings per share from continuing operations attributable to AT&T	$0.66	$3.23	$2.06
Basic earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Basic earnings per share attributable to AT&T	$0.66	$3.36	$2.06
Diluted earnings per share from continuing operations attributable to AT&T	$0.66	$3.22	$2.05
Diluted earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Diluted earnings per share attributable to AT&T	$0.66	$3.35	$2.05

At December 31, 2011, 2010 and 2009, we had issued and outstanding options to purchase approximately 66 million, 130 million, and 178 million shares of AT&T common stock. The exercise prices of 40 million, 100 million, and 163 million shares in 2011, 2010, and 2009 were above the average market price of AT&T stock for the respective periods. Accordingly, we did not include these amounts in determining the dilutive potential common shares. At December 31, 2011, the exercise prices of 24 million vested stock options were below market price.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our various operating segments based on segment income before income taxes. We make our capital allocations decisions based on our strategic direction of the business, needs of the network (wireless or wireline) providing services and other assets needed to provide emerging services to our customers. Actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in the calculation of each segment's percentage of our total segment income. The customers and long-lived assets of our reportable segments are predominantly in the United States. We have four reportable segments: (1) Wireless, (2) Wireline, (3) Advertising Solutions and (4) Other.

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless voice and advanced data communications services.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with landline voice and data communications services, AT&T U-verse® TV, high-speed broadband and voice services and managed networking to business customers. Additionally, we receive commissions on sales of satellite television services offered through our agency arrangements.

The Advertising Solutions segment includes our directory operations, which publish Yellow and White Pages directories and sell directory advertising and Internet-based advertising and local search. In 2011, we moved $1,927 of goodwill from the Advertising Solutions segment to the Wireline segment based on a change in how we managed the U-verse related advertising business (see Note 6).

The Other segment includes results from customer information services, our portion of the results from our international equity investments and all corporate and other operations. Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest cost and expected return on plan assets for our pension and postretirement benefit plans.

In the following tables, we show how our segment results are reconciled to our consolidated results reported. The Wireless, Wireline, Advertising Solutions and Other columns represent the segment results of each such operating segment. The Consolidations column adds in those line items that we manage on a consolidated basis only: actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net.

Segment Results, including a reconciliation to AT&T consolidated results, for 2011, 2010, and 2009 are as follows:

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,212	$59,765	$3,293	$453	$-	$126,723
Operations and support expenses	41,581	40,879	5,174	5,214	6,280	99,128
Depreciation and amortization expenses	6,324	11,615	386	52	-	18,377
Total segment operating expenses	47,905	52,494	5,560	5,266	6,280	117,505
Segment operating income (loss)	15,307	7,271	(2,267)	(4,813)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,278	$7,271	$(2,267)	$(4,000)	$(9,566)	$6,716
Segment assets	$127,401	$135,563	$3,011	$10,432	$(6,063)	$270,344
Investments in equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions
to long-lived assets	9,759	10,455	29	29	-	20,272

At December 31, 2010 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,500	$61,300	$3,935	$545	$-	$124,280
Operations and support expenses	36,746	41,096	2,583	2,382	2,521	85,328
Depreciation and amortization expenses	6,497	12,371	497	14	-	19,379
Total segment operating expenses	43,243	53,467	3,080	2,396	2,521	104,707
Segment operating income (loss)	15,257	7,833	855	(1,851)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,266	$7,844	$855	$(1,109)	$(4,618)	$18,238
Segment assets	$122,016	$134,900	$8,369	$9,113	$(5,007)	$269,391
Investments in equity method affiliates	14	-	-	4,501	-	4,515
Expenditures for additions
to long-lived assets	9,171	11,071	29	31	-	20,302

For the year ended December 31, 2009			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$53,504	$63,621	$4,724	$664	$-	$122,513
Operations and support expenses	33,631	42,439	2,743	2,970	215	81,998
Depreciation and amortization expenses	6,043	12,743	650	79	-	19,515
Total segment operating expenses	39,674	55,182	3,393	3,049	215	101,513
Segment operating income (loss)	13,830	8,439	1,331	(2,385)	(215)	21,000
Interest expense	-	-	-	-	3,368	3,368
Equity in net income of affiliates	9	17	-	708	-	734
Other income (expense) – net	-	-	-	-	152	152
Segment income (loss) before income taxes	$13,839	$8,456	$1,331	$(1,677)	$(3,431)	$18,518

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2011	2010
Land	-	$1,689	$1,694
Buildings and improvements	10-45	28,054	25,979
Central office equipment[1]	3-10	83,824	79,607
Cable, wiring and conduit	10-50	78,431	75,732
Other equipment	5-20	53,104	46,622
Software	3-5	10,041	9,219
Under construction	-	5,136	4,980
		260,279	243,833
Accumulated depreciation and amortization		153,192	140,637
Property, plant and equipment - net		$107,087	$103,196
[1]	Includes certain network software.

Our depreciation expense was $16,368 in 2011, $16,402 in 2010 and $15,849 in 2009. Depreciation expense included amortization of software totaling $2,243 in 2011, $2,515 in 2010 and $1,731 in 2009.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $3,610 for 2011, $3,060 for 2010, and $2,889 for 2009. At December 31, 2011, the future minimum rental payments under noncancelable operating leases for the years 2012 through 2016 were $2,462, $2,459, $2,321, $2,183, and $2,032, with $11,785 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amounts of goodwill, by segment (which is the same as the reporting unit for Wireless, Wireline and Advertising Solutions), for the years ended December 31, 2011 and 2010, were as follows:

	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2010	$35,037	$31,608	$5,731	$406	$72,782
Goodwill acquired	937	-	-	43	980
Other	(219)	62	-	(4)	(161)
Balance as of December 31, 2010	35,755	31,670	5,731	445	73,601
Goodwill acquired	5	-	-	-	5
Impairments	-	-	(2,745)	-	(2,745)
Other	(5)	1,968	(1,927)	(55)	(19)
Balance as of December 31, 2011	$35,755	$33,638	$1,059	$390	$70,842

Goodwill acquisitions in 2010 related primarily to the acquisition of certain wireless properties from Verizon Wireless (see Note 2). In 2011, we recorded a $2,745 impairment in the Advertising Solutions segment, triggered by declining revenues in our directory business and the directory industry as a whole. Changes to goodwill during 2011 also included a $1,927 reclassification of goodwill from the Advertising Solutions segment to the Wireline segment to align certain advertising operations with our U-verse business, which operates the media platform for those advertising operations. Changes to goodwill during 2010 included adjustments totaling $(219) related to wireless business combinations and $62 due primarily to adjustments relating to a wireline business combination (see Note 2).

Our other intangible assets are summarized as follows:

	December 31, 2011		December 31, 2010
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,845	$5,906	$6,987	$5,240
BellSouth	9,205	7,686	9,215	6,807
AT&T Corp.	2,483	2,205	3,134	2,647
Other	350	329	350	284
Subtotal	18,883	16,126	19,686	14,978
Other	485	258	525	239
Total	$19,368	$16,384	$20,211	$15,217

Indefinite-lived intangible assets not subject to amortization:
Licenses	$51,374	$50,372
Trade names	4,985	5,154
Total	$56,359	$55,526

Amortized intangible assets are definite-life assets, and as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets. Amortization expense for definite-life intangible assets was $2,009 for the year ended December 31, 2011, $2,977 for the year ended December 31, 2010, and $3,666 for the year ended December 31, 2009. Amortization expense is estimated to be $1,335 in 2012, $744 in 2013, $347 in 2014, $217 in 2015, and $123 in 2016. In 2011, we wrote off approximately $1,130 in fully amortized intangible assets (primarily customer lists). We review other amortizing intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.

We review indefinite-lived intangible assets for impairment annually (see Note 1). Licenses include wireless FCC licenses of $51,358 at December 31, 2011 and $50,356 at December 31, 2010, that provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. In 2011, we completed our acquisition of spectrum from Qualcomm of $1,925, and recorded the intended transfer upon regulatory approval of $962 of spectrum licenses to Deutsche Telekom in conjunction with the termination of the T-Mobile merger agreement (see Note 2).

We recorded a $165 impairment in 2011 and an $85 impairment in 2010 for a trade name.

Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments
Equity Method Investments

NOTE 7. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates include primarily international investments. As of December 31, 2011, our investments in equity affiliates included a 9.39% interest in América Móvil, primarily a wireless provider in Mexico with telecommunications investments in the United States and Latin America. We are a member of a consortium that holds all of the class AA shares of América Móvil stock, representing voting control of the company. Another member of the consortium has the right to appoint a majority of the directors of América Móvil.

Telmex Transaction During 2011, the Board of Directors of América Móvil approved and completed a tender offer for the remaining outstanding shares of Telmex that were not already owned by América Móvil. In conjunction with the tender of our shares, we have recorded our portion of América Móvil's resulting equity adjustments.

Telmex Internacional On June 11, 2010, as part of a tender offer from América Móvil, we exchanged all our shares in Telmex Internacional, S.A.B. de C.V. (Telmex Internacional) for América Móvil L shares at the offered exchange rate of 0.373, which resulted in a pretax gain of $658. The exchange was accounted for at fair value. In addition, we paid $202 to purchase additional shares of América Móvil L shares to maintain our ownership percentage at a pretransaction level.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2011	2010
Beginning of year	$4,515	$2,921
Additional investments	35	220
Equity in net income of affiliates	784	762
Dividends received	(161)	(159)
Dispositions	(660)	(204)
Currency translation adjustments	(515)	203
América Móvil equity adjustments	(171)	-
Telmex Internacional exchange	-	658
Other adjustments	(109)	114
End of year	$3,718	$4,515

Undistributed earnings from equity affiliates were $5,760 and $5,137 at December 31, 2011 and 2010. The currency translation adjustment for 2011 and 2010 reflects the effect of exchange rate fluctuations on our investments in Telmex and América Móvil.

The fair value of our investment in América Móvil, based on the equivalent value of América Móvil L shares at December 31, 2011, was $8,185.

Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

NOTE 8. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2011	2010
Notes and debentures
	Interest Rates	Maturities[1]
	0.35% – 2.99%	2011 – 2016	$5,500	$2,250
	3.00% – 4.99%	2011 – 2021	8,659	5,880
	5.00% – 6.99%	2011 – 2095	41,390	43,506
	7.00% – 9.10%	2011 – 2097	8,471	11,986
	Other		3	14
Fair value of interest rate swaps recorded in debt			445	435
			64,468	64,071
Unamortized premium, net of discount			46	185
Total notes and debentures			64,514	64,256
Capitalized leases			239	259
Total long-term debt, including current maturities			64,753	64,515
Current maturities of long-term debt[2]			(3,453)	(5,544)
Total long-term debt			$61,300	$58,971
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.
[2]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012,
	and redeemed on February 15, 2012.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2012. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2011	2010
Current maturities of long-term debt[1]	$3,453	$5,544
Commercial paper	-	1,625
Bank borrowings[2]	-	27
Total	$3,453	$7,196
[1]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012, and redeemed on February 15, 2012.
[2]	Outstanding balance of short-term credit facility of a foreign subsidiary.

During 2011, we issued debt with net proceeds of $7,936 from the following:

  April 2011 issuance of $1,750 of 2.95% global notes due 2016 and $1,250 of 4.45% global notes due 2021.
  August 2011 issuance of $1,500 of 2.40% global notes due 2016, $1,500 of 3.875% global notes due 2021, and $2,000 of 5.55% global notes due 2041.

Debt proceeds were used for general corporate purposes.

During 2011, debt repayments totaled $9,226 and consisted of:

  $4,543 in repayments of long-term debt with a weighted-average interest rate of 6.58%.
  $1,625 in repayments of commercial paper, net of issuances.
  $1,000 for the early redemption of the SBC Communications Inc. 5.875% global notes originally due on February 1, 2012.
  $2,000 for the early redemption of the New Cingular Wireless Services, Inc. 8.125% notes originally due on May 1, 2012.
  $31 in repayments of capitalized leases.
  $27 in repayments of short-term bank borrowings.

On February 13, 2012, we issued $1,000 of 0.875% global notes due 2015, $1,000 of 1.60% global notes due 2017, and $1,000 of 3.00% global notes due 2022.

As of December 31, 2011 and 2010, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2011, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2012	2013	2014	2015	2016	Thereafter
Debt repayments[1,2]	$3,453	$5,824	$4,788	$4,514	$4,923	$41,111
Weighted-average interest rate	5.0%	5.6%	5.1%	4.3%	3.7%	6.2%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.
[2]	Long-term debt obligations and interest payments on long-term debt were not adjusted to reflect the January 13, 2012, notice to call $1,200 of debt, which was completed on February 15, 2012, with an original maturity of February 15, 2056.

Credit Facilities

T-Mobile Acquisition Financing In December 2011, we and Deutsche Telekom agreed to terminate our agreement to purchase T-Mobile. The termination of the purchase agreement also terminated our $20,000 associated credit agreement with a group of banks, dated as of March 31, 2011, to partially fund the purchase.

Other Credit Facilities In December 2011, we amended and extended for an additional one-year term our existing $5,000, four-year revolving credit agreement (Four-Year Agreement) with a syndicate of banks. We also entered into a new $5,000, 364-day revolving credit agreement, with a syndicate of banks, to replace our expiring 364-day revolving credit agreement. In the event advances are made under either agreement, those advances would be used for general corporate purposes, which could include repayment of maturing commercial paper. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under each agreement. Under each agreement, we can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. At December 31, 2011, we had no advances outstanding under either agreement and were in compliance with all covenants under each agreement.

In January 2012, we provided notice to permanently reduce the outstanding commitments of the lenders under our 364-day revolving credit agreement from $5,000 to $3,000.

The Four-Year Agreement

The amendments to the Four-Year Agreement include, but are not limited to, (i) changing the interest rate charged for advances from a rate based on AT&T's credit default swap spread to a fixed spread; (ii) decreasing the amount payable as facilities fees, and (iii) at AT&T's option, adding subsidiaries as additional borrowers, with or without a guarantee provided by AT&T Inc., subject to conditions provided in the agreement. The terms of such guarantee are set forth in the agreement.

The obligations of the lenders under the Four-Year Agreement to provide advances will terminate on December 19, 2015, unless prior to that date either: (i) AT&T and, if applicable, a Co-Borrower, reduces to $0 the commitments of the lenders under the Agreement or (ii) certain events of default occur. The Agreement also provides that AT&T and lenders representing more than 50% of the facility amount may agree to extend their commitments under the Agreement for an additional one year beyond the December 19, 2015, termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred.

Advances would bear interest, at AT&T's option, either:

  at a variable annual rate equal to the highest of: (1)(a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London interbank offered rate (LIBOR) applicable to U.S. Dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); or
  at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The Applicable Margin will equal 0.560% if our unsecured long-term debt is rated at least A+ by Standard & Poor's or Fitch, Inc. or A1 by Moody's Investors Service. The Applicable Margin will be 0.670% per annum if our unsecured long-term debt ratings are A or A2 and will be 0.900% per annum in the event our unsecured long-term debt ratings are A- and A3 (or below).

The Agreement continues to require us to maintain a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the Agreement) ratio of not more than 3-to-1, as of the last day of each fiscal quarter, for the four quarters then ended.

Defaults under the Agreement, which would permit the lenders to accelerate required repayment and which would increase the Applicable Margin by 2.00% per annum, include:

  We fail to pay principal or interest, or other amounts under the Agreement beyond any grace period.
  We fail to pay when due other debt of $400 or more that results in acceleration of that debt (commonly referred to as cross-acceleration) or a creditor commences enforcement proceedings within a specified period after a money judgment of $400 or more has become final.
  A person acquires beneficial ownership of more than 50% of AT&T common shares or more than a majority of AT&T's directors change in any 24-month period other than as elected by the remaining directors (commonly referred to as a change in control).
  Material breaches of representations or warranties in the agreement.
  We fail to comply with the negative pledge or debt-to-EBITDA ratio covenants under the Agreement.
  We fail to comply with other covenants under the Agreement for a specified period after notice.
  We fail to make certain minimum funding payments under Employee Retirement Income Security Act of 1974, as amended (ERISA).
  Our bankruptcy or insolvency.

364-day Agreement

The obligations of the lenders to provide advances will terminate on December 17, 2012, unless prior to that date either: (i) we reduce to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for an additional 364-day period beyond the December 17, 2012, termination date, under certain circumstances. We also can convert all or part of outstanding advances under the 364-day Agreement into term loan(s) maturing no later than the first anniversary of the termination date, under certain circumstances.

Advances would bear interest, at our option, either:

  at a variable annual rate equal to (1) the highest of (a) the base (or prime) rate of a designated bank, (b) 0.50% per annum above the Federal funds rate, and (c) the LIBOR for a period of one month plus 1.00%, plus (2) an applicable margin as set forth in such agreement (Applicable Margin); or
  at a rate equal to: (i) LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The Applicable Margin will equal 0.595% if our unsecured long-term debt is rated at least A+ by Standard & Poor's or Fitch, Inc. or A1 by Moody's Investors Service. The Applicable Margin will be 0.710% per annum if our unsecured long-term debt ratings are A or A2 and will be 0.950% per annum in the event our unsecured long-term debt ratings are A- and A3 (or below).

The 364-day Agreement contains a negative pledge covenant that is identical to the negative pledge in the Four-Year Agreement. In the event we elect to convert any outstanding advances to term loan(s), the debt-to-EBITDA financial ratio covenant described above also would apply while such term loan(s) were outstanding. The events of default described applicable to the Four-Year Agreement also apply to the 364-day Agreement.

Fair Value Measurements And Disclosure	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Disclosure
Fair Value Measurements And Disclosure

NOTE 9. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework provides a three-tiered fair value hierarchy that gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1       Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access.

Level 2       Inputs to the valuation methodology include:

  Quoted prices for similar assets and liabilities in active markets.
  Quoted prices for identical or similar assets or liabilities in inactive markets.
  Inputs other than quoted market prices that are observable for the asset or liability.
  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3       Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

  Fair value is often based on developed models in which there are few, if any, external observations.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. We believe our valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used since December 31, 2010.

Long-Term Debt and Other Financial Instruments

The carrying amounts and estimated fair values of our long-term debt, including current maturities and other financial instruments, are summarized as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$64,514	$73,738	$64,256	$69,313
Commercial paper	-	-	1,625	1,625
Bank borrowings	-	-	27	27
Investment securities	2,092	2,092	2,185	2,185

The fair values of our notes and debentures were estimated based on quoted market prices, where available. The carrying value of debt with an original maturity of less than one year approximates market value.

Investment Securities

Our investment securities consist of primarily available-for-sale instruments, which include equities, fixed income bonds and other securities. Substantially all the fair values of our available-for-sale securities were estimated based on quoted market prices. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Realized gains and losses on securities are included in “Other income (expense) – net” in the consolidated statements of income using the specific identification method. Unrealized gains and losses, net of tax, on available-for-sale securities are recorded in accumulated OCI. Unrealized losses that are considered other than temporary are recorded in “Other income (expense) – net” with the corresponding reduction to the carrying basis of the investment. Fixed income investments have maturities of $149 less than one year, $228 within one to three years, $103 within three to five years, and $82 for five or more years.

Our short-term investments, other short- and long-term held-to-maturity investments (including money market securities) and customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values.

Our investment securities maturing within one year are recorded in “Other current assets,” and instruments with maturities of more than one year are recorded in “Other Assets” on the consolidated balance sheets.

Following is the fair value leveling for available-for-sale securities and derivatives as of December 31, 2011, and December 31, 2010:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$976	$-	$-	$976
International equities	513	-	-	513
Fixed income bonds	-	639	-	639
Asset Derivatives[1]
Interest rate swaps	-	537	-	537
Cross-currency swaps	-	327	-	327
Interest rate locks	-	11	-	11
Foreign exchange contracts	-	6	-	6
Liability Derivatives[1]
Cross-currency swaps	-	(675)	-	(675)
Interest rate locks	-	(187)	-	(187)
Foreign exchange contracts	-	(2)	-	(2)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, accounts receivable.

Derivative Financial Instruments

We employ derivatives to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value that is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

The majority of our derivatives are designated either as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), or as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).

Fair Value Hedging We designate our fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount. Accrued and realized gains or losses from interest rate swaps impact interest expense on the consolidated statements of income. Unrealized gains on interest rate swaps are recorded at fair market value as assets, and unrealized losses on interest rate swaps are recorded at fair market value as liabilities. Changes in the fair value of the interest rate swaps offset changes in the fair value of the fixed-rate notes payable they hedge due to changes in the designated benchmark interest rate and are recognized in interest expense. Gains or losses realized upon early termination of our fair value hedges are recognized in interest expense. In the years ended December 31, 2011, and December 31, 2010, no ineffectiveness was measured.

Cash Flow Hedging Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses on derivatives designated as cash flow hedges are recorded at fair value as liabilities, both for the period they are outstanding. For derivative instruments designated as cash flow hedges, the effective portion is reported as a component of accumulated OCI until reclassified into interest expense in the same period the hedged transaction affects earnings. The gain or loss on the ineffective portion is recognized as other income or expense in each period.

We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from the issuance of our Euro and British pound sterling denominated debt. These agreements include initial and final exchanges of principal from fixed foreign denominations to fixed U.S. denominated amounts, to be exchanged at a specified rate, which was determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed foreign-denominated rate to a fixed U.S. denominated interest rate. We evaluate the effectiveness of our cross-currency swaps each quarter. In the years ended December 31, 2011, and December 31, 2010, no ineffectiveness was measured.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt, except where a material amount is deemed to be ineffective, which would be immediately reclassified to income. In the years ended December 31, 2011, and December 31, 2010, no ineffectiveness was measured. Over the next 12 months, we expect to reclassify $28 from accumulated OCI to interest expense due to the amortization of net losses on historical interest rate locks. Our unutilized interest rate locks carry mandatory early terminations, the latest occurring in April 2012. In April 2011, we utilized $2,600 notional value of interest rate locks related to our April 2011 debt issuance. In February 2012, we utilized $800 notional value of interest rate locks related to our February 2012 debt issuance (see Note 8). Over the next 12 months, we expect to reclassify an additional $15 from accumulated OCI to interest expense due to the amortization of net losses on the interest rate locks associated with this debt issuance.

We hedge a large portion of the exchange risk involved in anticipation of highly probable foreign currency-denominated transactions. In anticipation of these transactions, we often enter into foreign exchange contracts to provide currency at a fixed rate. Some of these instruments are designated as cash flow hedges while others remain nondesignated, largely based on size and duration. Gains and losses at the time we settle or take delivery on our designated foreign exchange contracts are amortized into income in the same period the hedged transaction affects earnings, except where an amount is deemed to be ineffective, which would be immediately reclassified to income. In the years ended December 31, 2011, and December 31, 2010, no ineffectiveness was measured.

Collateral and Credit-Risk Contingency We have entered into agreements with our derivative counterparties establishing collateral thresholds based on respective credit ratings and netting agreements. At December 31, 2011, we had posted collateral of $98 (a deposit asset) and had no held collateral (a receipt liability). Under the agreements, if our credit rating had been downgraded one rating level by Moody's Investors Service and Fitch, Inc. before the final collateral exchange in December, we would have been required to post additional collateral of $161. At December 31, 2010, we had posted collateral of $82 and held collateral of $26. We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.

Following is the notional amount of our outstanding derivative positions at December 31:

	2011	2010
Interest rate swaps	$8,800	$11,050
Cross-currency swaps	7,502	7,502
Interest rate locks	800	3,400
Foreign exchange contracts	207	221
Total	$17,309	$22,173

Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2011	2010	2009
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$10	$125	$(216)
Gain (Loss) on long-term debt	(10)	(125)	216

In addition, the net swap settlements that accrued and settled in the year ended December 31 were also reported as reductions of interest expense.

Cash Flow Hedging Relationships
For the year ended December 31,	2011	2010	2009
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(219)	$(201)	$738

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(167)	(320)	203
Interest income (expense) reclassified from
accumulated OCI into income	(23)	(19)	(23)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	(10)	5	(2)

The balance of the unrealized derivative gain (loss) in accumulated OCI was $(421) at December 31, 2011, $(180) at December 31, 2010, and $142 at December 31, 2009.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

NOTE 10. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2011	2010
Depreciation and amortization	$39,367	$34,172
Intangibles (nonamortizable)	1,897	1,958
Employee benefits	(14,950)	(13,612)
Net operating loss and other carryforwards	(1,502)	(1,552)
Other – net	(1,451)	(1,015)
Subtotal	23,361	19,951
Deferred tax assets valuation allowance	917	949
Net deferred tax liabilities	$24,278	$20,900

Net long-term deferred tax liabilities	$25,748	$22,070
Less: Net current deferred tax assets	(1,470)	(1,170)
Net deferred tax liabilities	$24,278	$20,900

In March 2010, comprehensive healthcare reform legislation, which included a change in the tax treatment related to Medicare Part D subsidies, was enacted. We recorded a $995 charge to income tax expense in our consolidated statement of income during the first quarter of 2010 and increased our deferred income taxes liability balance to reflect the impact of this change.

In September 2010, we reached a settlement with the Internal Revenue Service (IRS) on tax basis calculations related to a 2008 restructuring of our wireless operations. The IRS settlement resolved the uncertainty regarding the amount and timing of amortization deductions related to certain of our wireless assets. We recorded an $8,300 reduction to income tax expense in our consolidated statement of income during the third quarter of 2010 and corresponding decreases of $6,760 to our net noncurrent deferred income tax liabilities and $1,540 to other net tax liabilities to reflect the tax benefits of the settlement. The IRS settlement resulted in a reduction to our unrecognized tax benefits (UTBs) for tax positions related to prior years of $1,057, which also reduced the total amount of UTBs that, if recognized, would impact the effective tax rate.

At December 31, 2011, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $114 and for state and foreign income tax purposes of $917, expiring through 2030. Additionally, we had federal credit carryforwards of $73 and state credit carryforwards of $398, expiring primarily through 2028.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2011 and 2010, relate primarily to state net operating loss carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws and our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an UTB. We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolution of audit issues, expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2011 and 2010 is as follows:

Federal, State and Foreign Tax	2011	2010
Balance at beginning of year	$4,360	$5,969
Increases for tax positions related to the current year	217	324
Increases for tax positions related to prior years	848	562
Decreases for tax positions related to prior years	(1,066)	(1,989)
Lapse of statute of limitations	-	(44)
Settlements	182	(462)
Balance at end of year	4,541	4,360
Accrued interest and penalties	1,312	1,329
Gross unrecognized income tax benefits	5,853	5,689
Less: Deferred federal and state income tax benefits	(797)	(817)
Less: Tax attributable to timing items included above	(2,331)	(2,073)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,725	$2,799

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,508 at December 31, 2011, and $2,548 at December 31, 2010.

We record interest and penalties related to federal, state and foreign UTBs in income tax expense. Accrued interest and penalties included in UTBs were $1,312 as of December 31, 2011, and $1,329 as of December 31, 2010. Interest and penalties included in our consolidated statements of income were $(65) for 2011, $(194) for 2010, and $(216) for 2009.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the IRS and other taxing authorities. The IRS has completed field examinations of our tax returns through 2005 and expects to complete the field examination of our 2006 through 2008 returns during 2012. All audit periods prior to 2000 are closed for federal purposes. We are engaged with the IRS Appeals Division in resolving issues related to our 2000 through 2005 returns; we are unable to estimate the impact the resolution of these issues may have on our UTBs. In October, the U.S. Supreme Court denied our request to review a lower court decision denying our refund suit regarding the tax treatment of Universal Service Fund receipts. The Supreme Court action had no impact on our financial statements.

The components of income tax (benefit) expense are as follows:

	2011	2010	2009
Federal:
Current	$(420)	$307	$2,849
Deferred – net	2,555	(2,105)	2,149
	2,135	(1,798)	4,998
State, local and foreign:
Current	23	141	1,193
Deferred – net	374	495	(100)
	397	636	1,093
Total	$2,532	$(1,162)	$6,091

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2011	2010	2009
Taxes computed at federal statutory rate	$2,351	$6,383	$6,481
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	210	441	554
Goodwill Impairment	961	-	-
Healthcare Reform Legislation	-	917	-
IRS Settlement – 2008 Wireless Restructuring	-	(8,300)	-
Other – net	(990)	(603)	(944)
Total	$2,532	$(1,162)	$6,091
Effective Tax Rate	37.7%	(6.4)%	32.9%

Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Pension And Postretirement Benefits

NOTE 11. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits

Substantially all of our U.S. employees are covered by one of our noncontributory pension and death benefit plans. Our newly hired management employees participate in a cash balance pension program, while longer-service management employees participate in a pension program that has a traditional pension formula (i.e., a stated percentage of employees' adjusted career income) and a frozen cash balance, or a program that has a defined lump sum formula. Nonmanagement employees' pension benefits are generally calculated using one of two formulas: benefits are based on a flat dollar amount per year according to job classification or are calculated under a cash balance plan that is based on an initial cash balance amount and a negotiated annual pension band and interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

Beginning in 2013, as a result of federal healthcare reform, we will begin contracting with a Medicare Part D plan on a group basis to provide prescription drug benefits to certain Medicare eligible retirees. This plan change resulted in the adoption of plan amendments during the fourth quarter of 2011, and will allow the Company to be eligible for greater Medicare Part D plan subsidies over time.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of a date of all future benefits attributed under the terms of the postretirement benefit plan to employee service rendered to the valuation date.

The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Benefit obligation at beginning of year	$53,917	$50,850	$36,638	$36,225
Service cost - benefits earned during the period	1,186	1,075	362	348
Interest cost on projected benefit obligation	2,958	3,150	2,051	2,257
Amendments	-	2	(1,830)	(742)
Actuarial loss	2,972	4,224	478	1,046
Special termination benefits	27	101	4	7
Benefits paid	(4,950)	(5,485)	(2,750)	(2,536)
Other	-	-	-	33
Benefit obligation at end of year	$56,110	$53,917	$34,953	$36,638

The following table presents the change in the value of plan assets for the years ended December 31 and the plans' funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$47,621	$46,873	$12,747	$11,513
Actual return on plan assets	2,238	6,230	(224)	1,472
Benefits paid[1]	(4,950)	(5,485)	(2,633)	(244)
Contributions	1,000	-	-	-
Other	(2)	3	-	6
Fair value of plan assets at end of year	45,907	47,621	9,890	12,747
Unfunded status at end of year[2]	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee
Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Current portion of employee benefit obligation[1]	$-	$-	$(2,288)	$(2,394)
Employee benefit obligation[2]	(10,203)	(6,296)	(22,775)	(21,497)
Net amount recognized	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

Prior service credits included in our accumulated OCI that have not yet been recognized in net periodic benefit cost were $149 for pension and $5,896 for postretirement benefits at December 31, 2011, and $164 for pension and $4,760 for postretirement benefits at December 31, 2010.

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $53,640 at December 31, 2011, and $51,915 at December 31, 2010.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Our combined net pension and postretirement cost recognized in our consolidated statements of income was $7,288, $3,750 and $2,253 for the years ended December 31, 2011, 2010 and 2009. A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

The following tables present the components of net periodic benefit obligation cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Service cost – benefits earned during the period	$1,186	$1,075	$1,070	$362	$348	$334
Interest cost on projected benefit obligation	2,958	3,150	3,355	2,051	2,257	2,434
Expected return on assets	(3,690)	(3,775)	(3,766)	(1,040)	(943)	(784)
Amortization of prior service cost (credit)	(15)	(16)	58	(694)	(624)	(469)
Actuarial (gain) loss	4,498	1,768	(103)	1,672	510	124
Net pension and postretirement cost[1]	$4,937	$2,202	$614	$2,351	$1,548	$1,639
[1]	During 2011, 2010 and 2009, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $280, $237 and $255. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Prior service (cost) credit	$-	$-	$394	$1,134	$459	$1,863
Amortization of prior service cost (credit)	(10)	(10)	67	(430)	(388)	(223)
Total recognized in other comprehensive (income) loss (net of tax)	$(10)	$(10)	$461	$704	$71	$1,640

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $15 for pension and $846 for postretirement benefits.

Assumptions

In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	2011	2010	2009
Discount rate for determining projected benefit obligation at December 31	5.30%	5.80%	6.50%
Discount rate in effect for determining net cost	5.80%	6.50%	7.00%
Long-term rate of return on plan assets	8.25%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit)	4.00%	4.00%	4.00%

Uncertainty in the securities markets and U.S. economy could result in investment returns less than those assumed. Should the securities markets decline or medical and prescription drug costs increase at a rate greater than assumed, we would expect increasing annual combined net pension and postretirement costs for the next several years. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Our expected return on plan assets is calculated using the actual fair value of plan assets. We recognize actual gains and losses on pension and postretirement plan assets immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed discount rate of 5.30% at December 31, 2011, reflects the hypothetical rate at which the projected benefit obligations could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and the related expected duration for the obligations. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2011, we decreased our discount rate by 0.50%, resulting in an increase in our pension plan benefit obligation of $3,384 and an increase in our postretirement benefit obligation of $2,114. For the year ended December 31, 2010, we decreased our discount rate by 0.70%, resulting in an increase in our pension plan benefit obligation of $3,995 and an increase in our postretirement benefit obligation of $2,817.

Expected Long-Term Rate of Return Our expected long-term rate of return on plan assets of 8.25% for 2012 and 2011 reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets future expectations and the asset mix of the plans' investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 1.00% decrease in the actual long-term rate of return would cause 2012 combined pension and postretirement cost to increase $525. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured. In 2012, we have decided to maintain 8.25% for our expected long-term rate of return, based on future market performance and lower economic growth in the near term.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase of 4.00% reflects the long-term average rate of salary increases.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. In addition to the healthcare cost trend, we assume an annual 3.00% growth in administrative expenses and an annual 3.00% growth in dental claims. Due to benefit design changes (e.g., increased copays and deductibles for prescription drugs and certain medical services), we have generally experienced better-than-expected claims cost in recent years, resulting in an actuarial gain of $1,432 in 2011 and $1,263 in 2010. Our assumed annual healthcare cost trend rate for 2012 and 2011 is 5.00%.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$303	$(243)
Increase (decrease) in accumulated postretirement benefit obligation	3,383	(2,788)

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. Our required contributions to our pension plan for 2012 are not considered significant. We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets are based on a study completed and approved during 2011.

The plans' weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2011	2010	Target			2011	2010
Equity Securities:
Domestic	25%	-	35%	24%	29%	34%	-	44%	39%	42%
International	10%	-	20%	15	15	26%	-	36%	31	34
Fixed income securities	30%	-	40%	34	34	16%	-	26%	21	14
Real assets	6%	-	16%	11	9	0%	-	6%	1	1
Private equity	4%	-	14%	13	12	0%	-	10%	5	4
Other	0%	-	5%	3	1	0%	-	8%	3	5
Total				100%	100%				100%	100%

At December 31, 2011, AT&T securities represented less than 0.5% of assets held by our pension plans and less than 1.5% of assets held by our VEBA trusts.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using a series of techniques, such as Black-Scholes option pricing models, simulation models or a combination of various models.

Common/collective trust funds and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources, mezzanine and distressed debt, limited partnership interest, private bonds and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which has been agreed to by an external valuation consultant. Private bond valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash, temporary assets and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 9 “Fair Value Measurements and Disclosure” for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2011

Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities:
Large cap	4,745	-	-	4,745
Small and mid cap	3,554	5	-	3,559
International equities:
Developed markets	4,890	56	3	4,949
Emerging markets	983	6	1	990
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes:
Core	-	2,758	72	2,830
Long duration	-	2,421	-	2,421
U.S. Government and governmental agencies	71	4,414	-	4,485
Municipal bonds	-	281	-	281
Convertible and preferred securities	105	207	1	313
Fixed income funds	-	-	347	347
Private equity funds	-	1	5,931	5,932
Real assets:
Real assets	-	4	2,551	2,555
Real estate funds	-	6	2,662	2,668
Commingled funds:
Interest bearing investments	-	3,087	-	3,087
Hedge funds	-	945	9	954
Equities	-	1,117	-	1,117
Fixed income	-	943	384	1,327
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Overdrafts	59	-	-	59
Unrealized depreciation on foreign currency contracts	-	6	-	6
Investments sold short	537	-	-	537
Payable for variation margin	4	-	-	4
Liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities:
Large cap	1,785	-	-	1,785
Small and mid cap	1,179	1	-	1,180
International equities:
Developed markets	1,938	1	-	1,939
Emerging markets	641	-	-	641
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes:
Core	-	281	19	300
Long duration	-	53	-	53
Municipal bonds	-	12	-	12
U.S. Government and governmental agencies	48	607	-	655
Commingled funds:
Interest bearing investments	-	153	-	153
Hedge funds	-	81	5	86
Equities	136	1,045	-	1,181
Fixed income	39	966	-	1,005
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2011:

Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$-	$391	$50	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	-	164	2	182
Unrealized gains (losses)	1	(6)	-	448	666	1,109
Transfers in	3	393	-	-	-	396
Purchases	1	95	-	844	859	1,799
Sales	-	(75)	(41)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$815	$9	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$26	$496	$157	$698
Realized gains (losses)	-	-	70	(28)	42
Unrealized gains (losses)	-	-	(23)	31	8
Purchases	8	-	175	53	236
Sales	(8)	(21)	(281)	(89)	(399)
Balance at end of year	$19	$5	$437	$124	$585

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2010:

Pension Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$100	$-	$-	$100
Interest bearing cash	-	22	-	22
Foreign currency contracts	-	57	-	57
Equity securities:
Domestic equities:
Large cap	6,698	-	-	6,698
Small and mid cap	4,786	7	-	4,793
International equities:
Developed markets	5,398	2	-	5,400
Emerging markets	708	32	-	740
Fixed income securities:
Asset-backed securities	-	709	3	712
Mortgage-backed securities	-	2,727	-	2,727
Collateralized mortgage-backed securities	-	414	-	414
Collateralized mortgage obligations/REMICS	-	657	-	657
Other Corporate and other bonds and notes:
Core	-	2,877	11	2,888
Long duration	-	2,168	-	2,168
U.S. Government and governmental agencies	270	3,841	-	4,111
Municipal bonds	-	230	-	230
Convertible and preferred securities	63	228	-	291
Fixed income funds	-	-	377	377
Registered investment companies	1	-	-	1
Private equity funds	-	1	5,617	5,618
Real assets:
Real assets	-	-	2,314	2,314
Real estate funds	-	-	2,256	2,256
Commingled funds:
Interest bearing investments	2	2,351	-	2,353
Hedge funds	-	831	50	881
Equities	-	1,769	-	1,769
Fixed income	-	1,253	-	1,253
Securities lending collateral	2,740	2,904	-	5,644
Variation margin receivable	3	-	-	3
Assets at fair value	20,769	23,080	10,628	54,477

Overdrafts	3	-	-	3
Unrealized depreciation on foreign currency contracts	57	-	-	57
Investments sold short	573	-	-	573
Written options payable	1	-	-	1
Liabilities at fair value	634	-	-	634
Total plan net assets at fair value	$20,135	$23,080	$10,628	$53,843
Other assets (liabilities)[1]				(6,222)
Total Plan Net Assets				$47,621
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$19	$524	$-	$543
Equity securities:
Domestic equities:
Large cap	2,298	-	-	2,298
Small and mid cap	1,452	-	-	1,452
International equities:
Developed markets	2,779	-	-	2,779
Emerging markets	843	-	-	843
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	37	-	37
Collateralized mortgage obligations	-	43	-	43
Other Corporate and other bonds and notes:
Core	-	239	19	258
Long duration	-	83	-	83
Municipal bonds	-	6	-	6
U.S. Government and governmental agencies	11	620	-	631
Registered investment companies	14	-	-	14
Commingled funds:
Interest bearing investments	-	295	-	295
Hedge funds	-	77	26	103
Equities	153	1,168	-	1,321
Fixed income	35	1,572	-	1,607
Private equity assets	6	3	496	505
Real assets	-	-	157	157
Securities lending collateral	636	71	-	707
Receivable for foreign exchange contracts	2	-	-	2
Assets at fair value	8,248	4,789	698	13,735

Foreign exchange contracts payable	2	-	-	2
Liabilities at fair value	2	-	-	2
Total plan net assets at fair value	$8,246	$4,789	$698	$13,733
Other assets (liabilities)[1]				(986)
Total Plan Net Assets				$12,747
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2010:

Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$1	$337	$102	$4,714	$3,457	$8,611
Realized gains (losses)	(2)	40	-	434	135	607
Unrealized gains (losses)	(1)	15	(52)	942	636	1,540
Purchases, sales, issuances and settlements (net)	2	(1)	-	(473)	342	(130)
Balance at end of year	$-	$391	$50	$5,617	$4,570	$10,628

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$72	$479	$172	$742
Realized gains (losses)	-	-	49	14	63
Unrealized gains (losses)	-	-	28	(14)	14
Purchases, sales, issuances and settlements (net)	-	(46)	(60)	(15)	(121)
Balance at end of year	$19	$26	$496	$157	$698

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2011. Because benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, changes in any of these factors could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2012	$6,629	$2,500	$(119)
2013	4,213	2,341	(19)
2014	4,174	2,292	(23)
2015	4,170	2,235	(26)
2016	4,160	2,210	(30)
Years 2017 - 2021	20,711	10,770	(201)

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the discount rate and composite rate of compensation increase used in determining the projected benefit obligation and the net pension and postemployment benefit cost. The following tables provide the plans' benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amount recorded as “Other noncurrent liabilities” on our consolidated balance sheets at December 31, 2011, was $2,294 and $2,270 at December 31, 2010.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets:

	2011	2010
Projected benefit obligation	$(2,294)	$(2,270)
Accumulated benefit obligation	(2,223)	(2,154)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2011	2010	2009
Service cost – benefits earned during the period	$14	$12	$11
Interest cost on projected benefit obligation	126	134	140
Amortization of prior service cost	2	2	5
Actuarial (gain) loss	81	186	82
Net supplemental retirement pension cost	$223	$334	$238

Other Changes Recognized in Other Comprehensive Income	2011	2010	2009
Prior service (cost) credit	$6	$(5)	$(5)
Amortization of prior service cost (credit)	1	(2)	(3)
Total recognized in other comprehensive (income) loss (net of tax)	7	(7)	(8)

The estimated prior service credit for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is less than $1.

Deferred compensation expense was $96 in 2011, $96 in 2010 and $95 in 2009. Our deferred compensation liability, included in “Other noncurrent liabilities,” was $1,020 at December 31, 2011, and $1,003 at December 31, 2010.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees' accounts and was $636, $607 and $586 for the years ended December 31, 2011, 2010 and 2009.

Share-Based Payment	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Share-Based Payment

NOTE 12. SHARE-BASED PAYMENT

We account for our share-based payment arrangements based on the fair value of the awards on their respective grant date, which may affect our ability to fully realize the value shown on our consolidated balance sheets of deferred tax assets associated with compensation expense. Full realization of these deferred tax assets requires stock options to be exercised at a price equaling or exceeding the sum of the exercise price plus the fair value of the options at the grant date. We record a valuation allowance when our future taxable income is not expected to be sufficient to recover the asset. Accordingly, there can be no assurance that the current stock price of our common shares will rise to levels sufficient to realize the entire tax benefit currently reflected on our consolidated balance sheets. However, to the extent we generate excess tax benefits (i.e., that additional tax benefits in excess of the deferred taxes associated with compensation expense previously recognized) the potential future impact on income would be reduced.

At December 31, 2011, we had various share-based payment arrangements, which we describe in the following discussion. The compensation cost recognized for those plans was included in operating expenses in our consolidated statements of income. The total income tax benefit recognized in the consolidated statements of income for share-based payment arrangements was $187 for 2011, compared to $196 for 2010 and $121 for 2009.

Under our various plans, senior and other management employees and nonemployee directors have received stock options, performance stock units, and other nonvested stock and stock units. Stock options issued through December 31, 2011, carry exercise prices equal to the market price of our stock at the date of grant. Prior to 2006, depending on the grant, stock options vesting could occur up to five years from the date of grant, with most options vesting ratably over three years. Stock options granted as part of a deferred compensation plan do not have a vesting period; since 2006, these are the only options issued by AT&T. We grant performance stock units, which are nonvested stock units, to key employees based upon our stock price at the date of grant and award them in the form of AT&T common stock and cash at the end of a three-year period, subject to the achievement of certain performance goals. We treat the cash portion of these awards as a liability. Other nonvested stock and stock units are valued at the market price of our common stock at the date of grant and vest typically over a two- to five-year period. As of December 31, 2011, we were authorized to issue up to 121 million shares of common stock (in addition to shares that may be issued upon exercise of outstanding options or upon vesting of performance stock units or other nonvested stock units) to officers, employees and directors pursuant to these various plans.

The compensation cost that we have charged against income for our share-based payment arrangements was as follows:

	2011	2010	2009
Performance stock units	$392	$421	$289
Restricted stock	91	85	21
Stock options	6	6	8
Other	-	1	(2)
Total	$489	$513	$316

The estimated fair value of the options when granted is amortized to expense over the options' vesting or required service period. The fair value for these options, for the indicated years ended, was estimated at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	2.91%	3.06%	3.17%
Dividend yield	5.96%	6.61%	6.82%
Expected volatility factor	14.74%	15.75%	19.65%
Expected option life in years	7.00	7.00	7.00

A summary of option activity as of December 31, 2011, and changes during the year then ended, is presented below (shares in millions):

Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2011	130	$34.60	1.69	$150
Granted	2	28.90
Exercised	(9)	26.24
Forfeited or expired	(57)	40.37
Outstanding at December 31, 2011	66	30.62	1.99	148
Exercisable at December 31, 2011	64	$30.68	1.72	$145
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

The weighted-average fair value of each option granted during the period was $1.57 for 2011, compared to $1.34 for 2010 and $1.84 for 2009. The total intrinsic value of options exercised during 2011 was $40, compared to $13 for 2010, and $5 for 2009.

It is our policy to satisfy share option exercises using our treasury shares. The actual excess tax benefit realized for the tax deductions from option exercises from these arrangements was $2 for 2011, compared to $0 for 2010 and $0 for 2009.

A summary of the status of our nonvested stock units, which includes performance stock units as of December 31, 2011, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	29	$25.30
Granted	13	28.17
Vested	(14)	25.30
Forfeited	(1)	25.93
Nonvested at December 31, 2011	27	$26.53

As of December 31, 2011, there was $329 of total unrecognized compensation cost related to nonvested share-based payment arrangements granted. That cost is expected to be recognized over a weighted-average period of 1.88 years. The total fair value of shares vested during the year was $426 for 2011, compared to $331 for 2010 and $369 for 2009.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholder's Equity
Stockholders' Equity

NOTE 13. STOCKHOLDERS' EQUITY

From time to time, we repurchase shares of common stock for distribution through our employee benefit plans or in connection with certain acquisitions. In December 2010, the Board of Directors authorized the repurchase of up to 300 million shares of our common stock. As of December 31, 2011, we had repurchased no shares under this program. We began buying back stock under this program in January 2012.

During the Annual Meeting of Shareholders in April 2009, shareholders approved the increase of authorized common shares of AT&T stock from 7 billion to 14 billion, with no change to the currently authorized 10 million preferred shares of AT&T stock. As of December 31, 2011 and 2010, no preferred shares were outstanding.

In December 2011, the Company declared its quarterly dividend, which reflected an increase in the amount per share of common stock to $0.44. In December 2010, the Company declared its quarterly dividend, increasing the amount per share of common stock from $0.42 to $0.43.

Additional Financial Information	12 Months Ended
Dec. 31, 2011
Additional Financial Information [Abstract]
Additional Financial Information

NOTE 14. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2011	2010
Accounts payable and accrued liabilities:
Accounts payable	$8,593	$7,437
Accrued expenses	2,004	2,761
Accrued payroll and commissions	2,170	2,225
Deferred directory revenue	904	1,278
Accrued interest	1,576	1,601
Compensated future absences	525	538
Current portion of employee benefit obligation	2,288	2,394
Other	1,798	1,821
Total accounts payable and accrued liabilities	$19,858	$20,055
Deferred compensation (included in Other noncurrent liabilities)	$1,020	$1,003

Consolidated Statements of Income	2011	2010	2009
Advertising expense	$2,359	$2,982	$2,787
Interest expense incurred	$3,697	$3,766	$4,108
Capitalized interest	(162)	(772)	(740)
Total interest expense	$3,535	$2,994	$3,368

Consolidated Statements of Cash Flows	2011	2010	2009
Cash paid during the year for:
Interest	$3,722	$3,882	$3,862
Income taxes, net of refunds	32	3,538	4,471

Consolidated Statements of Changes in
Stockholders’ Equity	2011	2010	2009
Foreign currency translation adjustment	$(371)	$(494)	$(765)
Unrealized gains on available-for-sale securities	222	316	324
Unrealized gains (losses) on cash flow hedges	(421)	(180)	142
Defined benefit postretirement plans	3,750	3,070	2,979
Other	-	-	(2)
Accumulated other comprehensive income	$3,180	$2,712	$2,678

Labor Contracts As of January 31, 2012, we employed approximately 256,000 persons. Approximately 55% of our employees are represented by the Communications Workers of America, the International Brotherhood of Electrical Workers or other unions. Contracts covering approximately 120,000 employees will expire during 2012. For contracts covering approximately 80,000 (mainly wireline) employees, the union is entitled to call a work stoppage in the absence of a new contract being reached.

American Tower Corp. Agreement In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases. The balance of deferred revenue was $450 in 2011, $480 in 2010, and $509 in 2009.

No customer accounted for more than 10% of consolidated revenues in 2011, 2010 or 2009.

Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingent Liabilities
Contingent Liabilities

NOTE 15. CONTINGENT LIABILITIES

We are party to numerous lawsuits, regulatory proceedings and other matters arising in the ordinary course of business. In accordance with GAAP standards for contingencies, in evaluating these matters on an ongoing basis, we take into account amounts already accrued on the balance sheet. In our opinion, although the outcomes of these proceedings are uncertain, they should not have a material adverse effect on our financial position, results of operations or cash flows.

We have contractual obligations to purchase certain goods or services from various other parties. Our purchase obligations are expected to be approximately $3,845 in 2012, $4,339 in total for 2013 and 2014, $2,185 in total for 2015 and 2016 and $340 in total for years thereafter.

See Note 9 for a discussion of collateral and credit-risk contingencies.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 16. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income	5,808	6,165	6,235	(8,990)	9,218
Net Income	3,468	3,658	3,686	(6,628)	4,184
Net Income Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 2) and impairment of intangible assets (Note 6).

	2010 Calendar Quarter
	First[2]	Second[3]	Third[4]	Fourth[5]	Annual
Total Operating Revenues	$30,530	$30,808	$31,581	$31,361	$124,280
Operating Income	5,971	6,083	5,431	2,088	19,573
Income (Loss) from Discontinued Operations	2	(5)	780	2	779
Net Income	2,540	4,082	12,396	1,161	20,179
Income from Continuing Operations
Attributable to AT&T	2,451	4,008	11,539	1,087	19,085
Net Income Attributable to AT&T	2,453	4,003	12,319	1,089	19,864
Basic Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.42	$0.68	$1.95	$0.18	$3.23
Basic Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Basic Earnings Per Share Attributable
to AT&T1	$0.42	$0.68	$2.08	$0.18	$3.36
Diluted Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.41	$0.67	$1.94	$0.18	$3.22
Diluted Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Diluted Earnings Per Share Attributable
to AT&T1	$0.41	$0.67	$2.07	$0.18	$3.35
Stock Price
High	$28.73	$26.75	$29.15	$29.56
Low	24.61	23.78	23.88	27.49
Close	25.84	24.19	28.60	29.38
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes an IRS tax settlement (Note 10).
[5]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11) and severance (Note 1).

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

Schedule II - Sheet 1

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2011	$957	1,136	38	-	1,253	$878
Year 2010	$1,202	1,334	(28)	-	1,551	$957
Year 2009	$1,268	1,762	29	2	1,859	$1,202

(a) Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b) Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies
Basis Of Presentation

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified certain amounts in prior-period financial statements to conform to the current period's presentation. On the consolidated balance sheets, income taxes receivable has been reclassified from “Accrued taxes” to “Other current assets.”

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless and wireline communications services and equipment, managed networking, wholesale services, and advertising solutions.

New Accounting Standards In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, “Presentation of Comprehensive Income,” which will no longer allow the presentation of the components of other comprehensive income in the consolidated statements of changes in stockholders' equity or footnotes for interim reporting. For reporting periods beginning after December 31, 2011, ASU 2011-05 requires presentation of other comprehensive income in combination with, or directly following the consolidated statements of income. In December 2011, ASU 2011-05 was amended to delay the proposed identification of reclassification adjustments in the consolidated statements of income. We are currently evaluating the allowable disclosure alternatives under the new guidance.

Employee Separations

Employee Separations We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. These benefits include severance payments, workers' compensation, disability, medical continuation coverage and other benefits. At December 31, 2011, we had severance accruals of $335 and at December 31, 2010, we had severance accruals of $848. The decline was primarily due to payments during the year.

Income Taxes

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. The tax basis of assets and liabilities is based on amounts that meet the recognition threshold and are measured in accordance with current standards. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Certain reclassifications have been made to prior periods to conform with current reporting. On the consolidated balance sheet, income taxes receivable has been reclassified from “Accrued taxes” to “Other current assets.”

Cash And Cash Equivalents

Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2011, we held $1,182 in cash and $2,003 in money market funds and other cash equivalents.

Revenue Recognition

Revenue Recognition Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative selling price, subject to the requirement that revenue recognized is limited to the amounts already received from the customer that are not contingent upon the delivery of additional products or services to the customer in the future. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

We recognize revenues and expenses related to publishing directories on the amortization method, which recognizes revenues and expenses ratably over the life of the directory title, typically 12 months.

Traffic Compensation Expense

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance For Doubtful Accounts	Allowance for Doubtful Accounts We record an expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.
Inventory

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $1,188 at December 31, 2011, and $1,303 at December 31, 2010. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were $1,082 as of December 31, 2011, and $1,185 as of December 31, 2010. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, or specific costs in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 2). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of this plant.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs

Software Costs It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Business Combinations	Business Combinations We expense acquisition-related costs and restructuring costs upon incurring them.
Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T brand, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed period of time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and is generally composed of comparing the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments (Wireless, Wireline and Advertising Solutions), to the fair value of those reporting units calculated under a market multiple approach as well as a discounted cash flow approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. We perform our test of the fair values of FCC licenses using a discounted cash flow model. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name. The fair value measurements used are considered Level 3 under the Fair Value and Disclosure framework (see Note 9).

Intangible assets that have finite useful lives are amortized over their useful lives, a weighted average of 8.3 years (7.9 years for customer lists and relationships and 11.2 years for other). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs	Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).
Foreign Currency Translation

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a large portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

Segment Information (Policy)	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Reporting Pensions And Other Postretirement Plans

The Consolidations column adds in those line items that we manage on a consolidated basis only: actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net.

Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest cost and expected return on plan assets for our pension and postretirement benefit plans.

Pension And Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Plan assets and investment valuation	Our expected return on plan assets is calculated using the actual fair value of plan assets.
Recognition of actuarial gains and losses

We recognize actual gains and losses on pension and postretirement plan assets immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Capitalization of benefit plan costs

A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions, Dispositions And Other Adjustments
Operating Results Of Discontinued Operation
	Aug. 27,	Dec. 31,
	2010	2009
Operating revenues	$349	$563
Operating expenses	327	523
Operating income	22	40
Income before income taxes	18	29
Income tax expense	8	9
Income from discontinued operations during phase-out period	10	20
Gain on disposal of discontinued operations	769	-
Income from discontinued operations, net of tax	$779	$20

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2011	2010	2009
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$4,184	$19,400	$12,427
Income attributable to noncontrolling interest	(240)	(315)	(309)
Income from continuing operations attributable to AT&T	3,944	19,085	12,118
Dilutive potential common shares:
Other share-based payment	11	11	10
Numerator for diluted earnings per share	$3,955	$19,096	$12,128
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,928	5,913	5,900
Dilutive potential common shares:
Stock options	4	3	3
Other share-based payment (in shares)	18	22	21
Denominator for diluted earnings per share	5,950	5,938	5,924
Basic earnings per share from continuing operations attributable to AT&T	$0.66	$3.23	$2.06
Basic earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Basic earnings per share attributable to AT&T	$0.66	$3.36	$2.06
Diluted earnings per share from continuing operations attributable to AT&T	$0.66	$3.22	$2.05
Diluted earnings per share from discontinued operations attributable to AT&T	-	0.13	-
Diluted earnings per share attributable to AT&T	$0.66	$3.35	$2.05

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary Of Operating Revenues And Expenses By Segment
Segment Results, including a reconciliation to AT&T consolidated results, for 2011, 2010, and 2009 are as follows:

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,212	$59,765	$3,293	$453	$-	$126,723
Operations and support expenses	41,581	40,879	5,174	5,214	6,280	99,128
Depreciation and amortization expenses	6,324	11,615	386	52	-	18,377
Total segment operating expenses	47,905	52,494	5,560	5,266	6,280	117,505
Segment operating income (loss)	15,307	7,271	(2,267)	(4,813)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,278	$7,271	$(2,267)	$(4,000)	$(9,566)	$6,716
Segment assets	$127,401	$135,563	$3,011	$10,432	$(6,063)	$270,344
Investments in equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions
to long-lived assets	9,759	10,455	29	29	-	20,272

At December 31, 2010 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,500	$61,300	$3,935	$545	$-	$124,280
Operations and support expenses	36,746	41,096	2,583	2,382	2,521	85,328
Depreciation and amortization expenses	6,497	12,371	497	14	-	19,379
Total segment operating expenses	43,243	53,467	3,080	2,396	2,521	104,707
Segment operating income (loss)	15,257	7,833	855	(1,851)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,266	$7,844	$855	$(1,109)	$(4,618)	$18,238
Segment assets	$122,016	$134,900	$8,369	$9,113	$(5,007)	$269,391
Investments in equity method affiliates	14	-	-	4,501	-	4,515
Expenditures for additions
to long-lived assets	9,171	11,071	29	31	-	20,302

For the year ended December 31, 2009			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$53,504	$63,621	$4,724	$664	$-	$122,513
Operations and support expenses	33,631	42,439	2,743	2,970	215	81,998
Depreciation and amortization expenses	6,043	12,743	650	79	-	19,515
Total segment operating expenses	39,674	55,182	3,393	3,049	215	101,513
Segment operating income (loss)	13,830	8,439	1,331	(2,385)	(215)	21,000
Interest expense	-	-	-	-	3,368	3,368
Equity in net income of affiliates	9	17	-	708	-	734
Other income (expense) – net	-	-	-	-	152	152
Segment income (loss) before income taxes	$13,839	$8,456	$1,331	$(1,677)	$(3,431)	$18,518

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2011	2010
Land	-	$1,689	$1,694
Buildings and improvements	10-45	28,054	25,979
Central office equipment[1]	3-10	83,824	79,607
Cable, wiring and conduit	10-50	78,431	75,732
Other equipment	5-20	53,104	46,622
Software	3-5	10,041	9,219
Under construction	-	5,136	4,980
		260,279	243,833
Accumulated depreciation and amortization		153,192	140,637
Property, plant and equipment - net		$107,087	$103,196
[1]	Includes certain network software.

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment

	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2010	$35,037	$31,608	$5,731	$406	$72,782
Goodwill acquired	937	-	-	43	980
Other	(219)	62	-	(4)	(161)
Balance as of December 31, 2010	35,755	31,670	5,731	445	73,601
Goodwill acquired	5	-	-	-	5
Impairments	-	-	(2,745)	-	(2,745)
Other	(5)	1,968	(1,927)	(55)	(19)
Balance as of December 31, 2011	$35,755	$33,638	$1,059	$390	$70,842

Schedule Of Amortized Intangible Assets
	December 31, 2011		December 31, 2010
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,845	$5,906	$6,987	$5,240
BellSouth	9,205	7,686	9,215	6,807
AT&T Corp.	2,483	2,205	3,134	2,647
Other	350	329	350	284
Subtotal	18,883	16,126	19,686	14,978
Other	485	258	525	239
Total	$19,368	$16,384	$20,211	$15,217

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses	$51,374	$50,372
Trade names	4,985	5,154
Total	$56,359	$55,526

Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates
	2011	2010
Beginning of year	$4,515	$2,921
Additional investments	35	220
Equity in net income of affiliates	784	762
Dividends received	(161)	(159)
Dispositions	(660)	(204)
Currency translation adjustments	(515)	203
América Móvil equity adjustments	(171)	-
Telmex Internacional exchange	-	658
Other adjustments	(109)	114
End of year	$3,718	$4,515

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2011	2010
Notes and debentures
	Interest Rates	Maturities[1]
	0.35% – 2.99%	2011 – 2016	$5,500	$2,250
	3.00% – 4.99%	2011 – 2021	8,659	5,880
	5.00% – 6.99%	2011 – 2095	41,390	43,506
	7.00% – 9.10%	2011 – 2097	8,471	11,986
	Other		3	14
Fair value of interest rate swaps recorded in debt			445	435
			64,468	64,071
Unamortized premium, net of discount			46	185
Total notes and debentures			64,514	64,256
Capitalized leases			239	259
Total long-term debt, including current maturities			64,753	64,515
Current maturities of long-term debt[2]			(3,453)	(5,544)
Total long-term debt			$61,300	$58,971
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.
[2]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012,
	and redeemed on February 15, 2012.

Debt Maturing Within One Year
	2011	2010
Current maturities of long-term debt[1]	$3,453	$5,544
Commercial paper	-	1,625
Bank borrowings[2]	-	27
Total	$3,453	$7,196
[1]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012, and redeemed on February 15, 2012.
[2]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2012	2013	2014	2015	2016	Thereafter
Debt repayments[1,2]	$3,453	$5,824	$4,788	$4,514	$4,923	$41,111
Weighted-average interest rate	5.0%	5.6%	5.1%	4.3%	3.7%	6.2%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.
[2]	Long-term debt obligations and interest payments on long-term debt were not adjusted to reflect the January 13, 2012, notice to call $1,200 of debt, which was completed on February 15, 2012, with an original maturity of February 15, 2056.

Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$64,514	$73,738	$64,256	$69,313
Commercial paper	-	-	1,625	1,625
Bank borrowings	-	-	27	27
Investment securities	2,092	2,092	2,185	2,185

Fair Value Leveling
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$976	$-	$-	$976
International equities	513	-	-	513
Fixed income bonds	-	639	-	639
Asset Derivatives[1]
Interest rate swaps	-	537	-	537
Cross-currency swaps	-	327	-	327
Interest rate locks	-	11	-	11
Foreign exchange contracts	-	6	-	6
Liability Derivatives[1]
Cross-currency swaps	-	(675)	-	(675)
Interest rate locks	-	(187)	-	(187)
Foreign exchange contracts	-	(2)	-	(2)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, accounts receivable.

Notional Amount Of Outstanding Derivative Positions
	2011	2010
Interest rate swaps	$8,800	$11,050
Cross-currency swaps	7,502	7,502
Interest rate locks	800	3,400
Foreign exchange contracts	207	221
Total	$17,309	$22,173

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2011	2010	2009
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$10	$125	$(216)
Gain (Loss) on long-term debt	(10)	(125)	216

Cash Flow Hedging Relationships
For the year ended December 31,	2011	2010	2009
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(219)	$(201)	$738

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(167)	(320)	203
Interest income (expense) reclassified from
accumulated OCI into income	(23)	(19)	(23)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	(10)	5	(2)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2011	2010
Depreciation and amortization	$39,367	$34,172
Intangibles (nonamortizable)	1,897	1,958
Employee benefits	(14,950)	(13,612)
Net operating loss and other carryforwards	(1,502)	(1,552)
Other – net	(1,451)	(1,015)
Subtotal	23,361	19,951
Deferred tax assets valuation allowance	917	949
Net deferred tax liabilities	$24,278	$20,900

Net long-term deferred tax liabilities	$25,748	$22,070
Less: Net current deferred tax assets	(1,470)	(1,170)
Net deferred tax liabilities	$24,278	$20,900

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2011	2010
Balance at beginning of year	$4,360	$5,969
Increases for tax positions related to the current year	217	324
Increases for tax positions related to prior years	848	562
Decreases for tax positions related to prior years	(1,066)	(1,989)
Lapse of statute of limitations	-	(44)
Settlements	182	(462)
Balance at end of year	4,541	4,360
Accrued interest and penalties	1,312	1,329
Gross unrecognized income tax benefits	5,853	5,689
Less: Deferred federal and state income tax benefits	(797)	(817)
Less: Tax attributable to timing items included above	(2,331)	(2,073)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,725	$2,799

Components Of Income Tax Expense
	2011	2010	2009
Federal:
Current	$(420)	$307	$2,849
Deferred – net	2,555	(2,105)	2,149
	2,135	(1,798)	4,998
State, local and foreign:
Current	23	141	1,193
Deferred – net	374	495	(100)
	397	636	1,093
Total	$2,532	$(1,162)	$6,091

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2011	2010	2009
Taxes computed at federal statutory rate	$2,351	$6,383	$6,481
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	210	441	554
Goodwill Impairment	961	-	-
Healthcare Reform Legislation	-	917	-
IRS Settlement – 2008 Wireless Restructuring	-	(8,300)	-
Other – net	(990)	(603)	(944)
Total	$2,532	$(1,162)	$6,091
Effective Tax Rate	37.7%	(6.4)%	32.9%

Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Benefit obligation at beginning of year	$53,917	$50,850	$36,638	$36,225
Service cost - benefits earned during the period	1,186	1,075	362	348
Interest cost on projected benefit obligation	2,958	3,150	2,051	2,257
Amendments	-	2	(1,830)	(742)
Actuarial loss	2,972	4,224	478	1,046
Special termination benefits	27	101	4	7
Benefits paid	(4,950)	(5,485)	(2,750)	(2,536)
Other	-	-	-	33
Benefit obligation at end of year	$56,110	$53,917	$34,953	$36,638

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$47,621	$46,873	$12,747	$11,513
Actual return on plan assets	2,238	6,230	(224)	1,472
Benefits paid[1]	(4,950)	(5,485)	(2,633)	(244)
Contributions	1,000	-	-	-
Other	(2)	3	-	6
Fair value of plan assets at end of year	45,907	47,621	9,890	12,747
Unfunded status at end of year[2]	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee
Beneficiary Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Current portion of employee benefit obligation[1]	$-	$-	$(2,288)	$(2,394)
Employee benefit obligation[2]	(10,203)	(6,296)	(22,775)	(21,497)
Net amount recognized	$(10,203)	$(6,296)	$(25,063)	$(23,891)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

	2011	2010
Projected benefit obligation	$(2,294)	$(2,270)
Accumulated benefit obligation	(2,223)	(2,154)
Fair value of plan assets	-	-

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Service cost – benefits earned during the period	$1,186	$1,075	$1,070	$362	$348	$334
Interest cost on projected benefit obligation	2,958	3,150	3,355	2,051	2,257	2,434
Expected return on assets	(3,690)	(3,775)	(3,766)	(1,040)	(943)	(784)
Amortization of prior service cost (credit)	(15)	(16)	58	(694)	(624)	(469)
Actuarial (gain) loss	4,498	1,768	(103)	1,672	510	124
Net pension and postretirement cost[1]	$4,937	$2,202	$614	$2,351	$1,548	$1,639
[1]	During 2011, 2010 and 2009, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $280, $237 and $255. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Prior service (cost) credit	$-	$-	$394	$1,134	$459	$1,863
Amortization of prior service cost (credit)	(10)	(10)	67	(430)	(388)	(223)
Total recognized in other comprehensive (income) loss (net of tax)	$(10)	$(10)	$461	$704	$71	$1,640

Net Periodic Benefit Cost	2011	2010	2009
Service cost – benefits earned during the period	$14	$12	$11
Interest cost on projected benefit obligation	126	134	140
Amortization of prior service cost	2	2	5
Actuarial (gain) loss	81	186	82
Net supplemental retirement pension cost	$223	$334	$238

Other Changes Recognized in Other Comprehensive Income	2011	2010	2009
Prior service (cost) credit	$6	$(5)	$(5)
Amortization of prior service cost (credit)	1	(2)	(3)
Total recognized in other comprehensive (income) loss (net of tax)	7	(7)	(8)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	2011	2010	2009
Discount rate for determining projected benefit obligation at December 31	5.30%	5.80%	6.50%
Discount rate in effect for determining net cost	5.80%	6.50%	7.00%
Long-term rate of return on plan assets	8.25%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost (benefit)	4.00%	4.00%	4.00%

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$303	$(243)
Increase (decrease) in accumulated postretirement benefit obligation	3,383	(2,788)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2011	2010	Target			2011	2010
Equity Securities:
Domestic	25%	-	35%	24%	29%	34%	-	44%	39%	42%
International	10%	-	20%	15	15	26%	-	36%	31	34
Fixed income securities	30%	-	40%	34	34	16%	-	26%	21	14
Real assets	6%	-	16%	11	9	0%	-	6%	1	1
Private equity	4%	-	14%	13	12	0%	-	10%	5	4
Other	0%	-	5%	3	1	0%	-	8%	3	5
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities:
Large cap	4,745	-	-	4,745
Small and mid cap	3,554	5	-	3,559
International equities:
Developed markets	4,890	56	3	4,949
Emerging markets	983	6	1	990
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes:
Core	-	2,758	72	2,830
Long duration	-	2,421	-	2,421
U.S. Government and governmental agencies	71	4,414	-	4,485
Municipal bonds	-	281	-	281
Convertible and preferred securities	105	207	1	313
Fixed income funds	-	-	347	347
Private equity funds	-	1	5,931	5,932
Real assets:
Real assets	-	4	2,551	2,555
Real estate funds	-	6	2,662	2,668
Commingled funds:
Interest bearing investments	-	3,087	-	3,087
Hedge funds	-	945	9	954
Equities	-	1,117	-	1,117
Fixed income	-	943	384	1,327
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Overdrafts	59	-	-	59
Unrealized depreciation on foreign currency contracts	-	6	-	6
Investments sold short	537	-	-	537
Payable for variation margin	4	-	-	4
Liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities:
Large cap	1,785	-	-	1,785
Small and mid cap	1,179	1	-	1,180
International equities:
Developed markets	1,938	1	-	1,939
Emerging markets	641	-	-	641
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes:
Core	-	281	19	300
Long duration	-	53	-	53
Municipal bonds	-	12	-	12
U.S. Government and governmental agencies	48	607	-	655
Commingled funds:
Interest bearing investments	-	153	-	153
Hedge funds	-	81	5	86
Equities	136	1,045	-	1,181
Fixed income	39	966	-	1,005
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$100	$-	$-	$100
Interest bearing cash	-	22	-	22
Foreign currency contracts	-	57	-	57
Equity securities:
Domestic equities:
Large cap	6,698	-	-	6,698
Small and mid cap	4,786	7	-	4,793
International equities:
Developed markets	5,398	2	-	5,400
Emerging markets	708	32	-	740
Fixed income securities:
Asset-backed securities	-	709	3	712
Mortgage-backed securities	-	2,727	-	2,727
Collateralized mortgage-backed securities	-	414	-	414
Collateralized mortgage obligations/REMICS	-	657	-	657
Other Corporate and other bonds and notes:
Core	-	2,877	11	2,888
Long duration	-	2,168	-	2,168
U.S. Government and governmental agencies	270	3,841	-	4,111
Municipal bonds	-	230	-	230
Convertible and preferred securities	63	228	-	291
Fixed income funds	-	-	377	377
Registered investment companies	1	-	-	1
Private equity funds	-	1	5,617	5,618
Real assets:
Real assets	-	-	2,314	2,314
Real estate funds	-	-	2,256	2,256
Commingled funds:
Interest bearing investments	2	2,351	-	2,353
Hedge funds	-	831	50	881
Equities	-	1,769	-	1,769
Fixed income	-	1,253	-	1,253
Securities lending collateral	2,740	2,904	-	5,644
Variation margin receivable	3	-	-	3
Assets at fair value	20,769	23,080	10,628	54,477

Overdrafts	3	-	-	3
Unrealized depreciation on foreign currency contracts	57	-	-	57
Investments sold short	573	-	-	573
Written options payable	1	-	-	1
Liabilities at fair value	634	-	-	634
Total plan net assets at fair value	$20,135	$23,080	$10,628	$53,843
Other assets (liabilities)[1]				(6,222)
Total Plan Net Assets				$47,621
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$19	$524	$-	$543
Equity securities:
Domestic equities:
Large cap	2,298	-	-	2,298
Small and mid cap	1,452	-	-	1,452
International equities:
Developed markets	2,779	-	-	2,779
Emerging markets	843	-	-	843
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	37	-	37
Collateralized mortgage obligations	-	43	-	43
Other Corporate and other bonds and notes:
Core	-	239	19	258
Long duration	-	83	-	83
Municipal bonds	-	6	-	6
U.S. Government and governmental agencies	11	620	-	631
Registered investment companies	14	-	-	14
Commingled funds:
Interest bearing investments	-	295	-	295
Hedge funds	-	77	26	103
Equities	153	1,168	-	1,321
Fixed income	35	1,572	-	1,607
Private equity assets	6	3	496	505
Real assets	-	-	157	157
Securities lending collateral	636	71	-	707
Receivable for foreign exchange contracts	2	-	-	2
Assets at fair value	8,248	4,789	698	13,735

Foreign exchange contracts payable	2	-	-	2
Liabilities at fair value	2	-	-	2
Total plan net assets at fair value	$8,246	$4,789	$698	$13,733
Other assets (liabilities)[1]				(986)
Total Plan Net Assets				$12,747
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$-	$391	$50	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	-	164	2	182
Unrealized gains (losses)	1	(6)	-	448	666	1,109
Transfers in	3	393	-	-	-	396
Purchases	1	95	-	844	859	1,799
Sales	-	(75)	(41)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$815	$9	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$26	$496	$157	$698
Realized gains (losses)	-	-	70	(28)	42
Unrealized gains (losses)	-	-	(23)	31	8
Purchases	8	-	175	53	236
Sales	(8)	(21)	(281)	(89)	(399)
Balance at end of year	$19	$5	$437	$124	$585

Pension Assets	Equities	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$1	$337	$102	$4,714	$3,457	$8,611
Realized gains (losses)	(2)	40	-	434	135	607
Unrealized gains (losses)	(1)	15	(52)	942	636	1,540
Purchases, sales, issuances and settlements (net)	2	(1)	-	(473)	342	(130)
Balance at end of year	$-	$391	$50	$5,617	$4,570	$10,628

Postretirement Assets	Fixed Income Funds	Hedge Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$19	$72	$479	$172	$742
Realized gains (losses)	-	-	49	14	63
Unrealized gains (losses)	-	-	28	(14)	14
Purchases, sales, issuances and settlements (net)	-	(46)	(60)	(15)	(121)
Balance at end of year	$19	$26	$496	$157	$698

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2012	$6,629	$2,500	$(119)
2013	4,213	2,341	(19)
2014	4,174	2,292	(23)
2015	4,170	2,235	(26)
2016	4,160	2,210	(30)
Years 2017 - 2021	20,711	10,770	(201)

Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Compensation Cost
	2011	2010	2009
Performance stock units	$392	$421	$289
Restricted stock	91	85	21
Stock options	6	6	8
Other	-	1	(2)
Total	$489	$513	$316

Weighted-Average Assumptions
	2011	2010	2009
Risk-free interest rate	2.91%	3.06%	3.17%
Dividend yield	5.96%	6.61%	6.82%
Expected volatility factor	14.74%	15.75%	19.65%
Expected option life in years	7.00	7.00	7.00

Summary Of Stock Option Activity
Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2011	130	$34.60	1.69	$150
Granted	2	28.90
Exercised	(9)	26.24
Forfeited or expired	(57)	40.37
Outstanding at December 31, 2011	66	30.62	1.99	148
Exercisable at December 31, 2011	64	$30.68	1.72	$145
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	29	$25.30
Granted	13	28.17
Vested	(14)	25.30
Forfeited	(1)	25.93
Nonvested at December 31, 2011	27	$26.53

Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2011	2010
Accounts payable and accrued liabilities:
Accounts payable	$8,593	$7,437
Accrued expenses	2,004	2,761
Accrued payroll and commissions	2,170	2,225
Deferred directory revenue	904	1,278
Accrued interest	1,576	1,601
Compensated future absences	525	538
Current portion of employee benefit obligation	2,288	2,394
Other	1,798	1,821
Total accounts payable and accrued liabilities	$19,858	$20,055
Deferred compensation (included in Other noncurrent liabilities)	$1,020	$1,003

Consolidated Statements Of Income
Consolidated Statements of Income	2011	2010	2009
Advertising expense	$2,359	$2,982	$2,787
Interest expense incurred	$3,697	$3,766	$4,108
Capitalized interest	(162)	(772)	(740)
Total interest expense	$3,535	$2,994	$3,368

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2011	2010	2009
Cash paid during the year for:
Interest	$3,722	$3,882	$3,862
Income taxes, net of refunds	32	3,538	4,471

Consolidated Statements Of Changes In Stockholders Equity
Consolidated Statements of Changes in
Stockholders’ Equity	2011	2010	2009
Foreign currency translation adjustment	$(371)	$(494)	$(765)
Unrealized gains on available-for-sale securities	222	316	324
Unrealized gains (losses) on cash flow hedges	(421)	(180)	142
Defined benefit postretirement plans	3,750	3,070	2,979
Other	-	-	(2)
Accumulated other comprehensive income	$3,180	$2,712	$2,678

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income	5,808	6,165	6,235	(8,990)	9,218
Net Income	3,468	3,658	3,686	(6,628)	4,184
Net Income Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 2) and impairment of intangible assets (Note 6).

	2010 Calendar Quarter
	First[2]	Second[3]	Third[4]	Fourth[5]	Annual
Total Operating Revenues	$30,530	$30,808	$31,581	$31,361	$124,280
Operating Income	5,971	6,083	5,431	2,088	19,573
Income (Loss) from Discontinued Operations	2	(5)	780	2	779
Net Income	2,540	4,082	12,396	1,161	20,179
Income from Continuing Operations
Attributable to AT&T	2,451	4,008	11,539	1,087	19,085
Net Income Attributable to AT&T	2,453	4,003	12,319	1,089	19,864
Basic Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.42	$0.68	$1.95	$0.18	$3.23
Basic Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Basic Earnings Per Share Attributable
to AT&T1	$0.42	$0.68	$2.08	$0.18	$3.36
Diluted Earnings Per Share from Continuing
Operations Attributable to AT&T1	$0.41	$0.67	$1.94	$0.18	$3.22
Diluted Earnings Per Share from Discontinued
Operations Attributable to AT&T1	0.00	0.00	0.13	0.00	0.13
Diluted Earnings Per Share Attributable
to AT&T1	$0.41	$0.67	$2.07	$0.18	$3.35
Stock Price
High	$28.73	$26.75	$29.15	$29.56
Low	24.61	23.78	23.88	27.49
Close	25.84	24.19	28.60	29.38
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes a charge to income tax expense related to Medicare Part D subsidies (Note 10).
[3]	Includes a gain on our TI exchange (Note 7).
[4]	Includes an IRS tax settlement (Note 10).
[5]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11) and severance (Note 1).

Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts
Allowance For Doubtful Accounts

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2011	$957	1,136	38	-	1,253	$878
Year 2010	$1,202	1,334	(28)	-	1,551	$957
Year 2009	$1,268	1,762	29	2	1,859	$1,202

(a) Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b) Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible.

Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Severance accruals	$ 335	$ 848
Cash and cash equivalents - cash	1,182
Cash and cash equivalents - money market funds and other cash equivalents	2,003
Inventories	1,188	1,303
Inventories - wireless handsets and accessories	$ 1,082	$ 1,185
Finite-lived intangible assets, weighted average useful life	8.3
FCC licenses - typical term (in years)	10
Print directory revenue and expense recognition - straight-line amortization period (in months)	12
Software - typical amortization period (in years)	3
Customer Lists And Relationships [Member]
Finite-lived intangible assets, weighted average useful life	7.9
Other Intangible Assets [Member]
Finite-lived intangible assets, weighted average useful life	11.2

Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Mar. 31, 2011 Bridge Loan [Member]	Dec. 31, 2011 Bridge Loan [Member]	Dec. 31, 2011 T Mobile [Member]	Mar. 31, 2011 T Mobile [Member]	Dec. 31, 2011 Qualcomm [Member]	Jul. 31, 2011 Convergys [Member]	Aug. 31, 2010 Sterling [Member]	May 31, 2010 Sterling [Member]	Dec. 31, 2010 Centennial [Member]	Aug. 31, 2010 Centennial [Member]	Aug. 31, 2011 Telmex [Member]	Dec. 31, 2011 Telmex [Member]	Jun. 30, 2010 Verizon-Alltel Wireless [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2009 Other Acquisitions [Member]	Dec. 31, 2010 Home Monitoring And Platform Developer [Member]
Approximate purchase price - noncontrolling interest buyouts									$ 320
Fair value of acquired net assets																1,439
Acquisition date								December 2011	July 2011			December 2010				June 2010
Acquisition agreement date							March 2011				May 2010
Bridge Loan Agreement Date				March 31, 2011
Spectrum licenses subject to transfer under purchase agreement						962
Contract Termination date					December 2011	December 2011
Number of subscribers acquired in business combination																1,600,000
Number of service areas acquired in business combination																79
Number of states of operation for acquired business																18
Property, plant, and equipment																368
Goodwill												1,518				937
FCC licenses												655				765
Customer lists and other intangible assets												449				224
Cash paid by the company to acquire wireless spectrum from various companies								1,925									33	265
Approximate purchase price - business combination			2,376			39,000
Cash portion of purchase price - business combination																				86
Merger termination fees expensed during the period						3,000
Number of customers served								300,000,000
Qualcomm 12 MHz of lower 700 MHz D and E block license spectrum people coverage, range minimum (in millions)								70,000,000
Qualcomm 6 MHz of lower 700 MHz D block spectrum license people coverage, range minimum (in millions)								230,000,000
Qualcomm lower 700 MHz frequency license purchase price agreement - cost		1,925
Qualcomm lower 700 MHz frequency license purchase agreement description								five of the top 15 metropolitan areas
Proceeds from sale of subsidiary										1,400					1,197			109	174
Disposal date - discontinued operation	August 2010									August 2010								2010	2009
Centennial service areas													8
Cash proceeds for eight Centennial service areas sold													273
Amount of goodwill eliminated via the sale of a professional services business owned by the company																			113
Reduction in restructuring liabilities - Dobson and BellSouth																		$ 78
Initiation of buyers purchase of AT&Ts interest in an equity method investment														August 2011

Acquisitions, Dispositions And Other Adjustments (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Dispositions And Other Adjustments
Operating revenues						$ 349	$ 563
Operating expenses						327	523
Operating income						22	40
Income before income taxes						18	29
Income tax expense						8	9
Income from discontinued operations during phase-out period						10	20
Gain on disposal of discontinued operations						769	0
Income from discontinued operations, net of tax	$ 2	$ 780	$ (5)	$ 2	$ 0	$ 779	$ 20

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share
Income from Continuing Operations									$ 4,184	$ 19,400	$ 12,427
Income attributable to noncontrolling interest									(240)	(315)	(309)
Income from continuing operations attributable to AT&T					1,087	11,539	4,008	2,451	3,944	19,085	12,118
Other share-based payment									11	11	10
Numerator for diluted earnings per share									$ 3,955	$ 19,096	$ 12,128
Weighted average number of common shares outstanding									5,928	5,913	5,900
Stock options									4	3	3
Other share-based payment (in shares)									18	22	21
Denominator for diluted earnings per share									5,950	5,938	5,924
Basic earnings per share from continuing operations attributable to AT&T					$ 0.18	$ 1.95	$ 0.68	$ 0.42	$ 0.66	$ 3.23	$ 2.06
Basic earnings per share from discontinued operations attributable to AT&T					$ 0	$ 0.13	$ 0	$ 0	$ 0	$ 0.13	$ 0
Basic earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.6	$ 0.57	$ 0.18	$ 2.08	$ 0.68	$ 0.42	$ 0.66	$ 3.36	$ 2.06
Diluted earnings per share from continuing operations attributable to AT&T					$ 0.18	$ 1.94	$ 0.67	$ 0.41	$ 0.66	$ 3.22	$ 2.05
Diluted earnings per share from discontinued operations attributable to AT&T					$ 0	$ 0.13	$ 0	$ 0	$ 0	$ 0.13	$ 0
Diluted earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.6	$ 0.57	$ 0.18	$ 2.07	$ 0.67	$ 0.41	$ 0.66	$ 3.35	$ 2.05
Stock options issued and outstanding	66				130				66	130	178
Shares with exercise prices above average market price									40	100	163
Exercise prices of vested stock options below market price	24								24

Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total segment operating revenues	$ 32,503	$ 31,478	$ 31,495	$ 31,247	$ 31,361	$ 31,581	$ 30,808	$ 30,530	$ 126,723	$ 124,280	$ 122,513
Operations and support expenses									99,128	85,328	81,998
Depreciation and amortization expenses									18,377	19,379	19,515
Total segment operating expenses									117,505	104,707	101,513
Segment operating income (loss)	(8,990)	6,235	6,165	5,808	2,088	5,431	6,083	5,971	9,218	19,573	21,000
Interest expense									3,535	2,994	3,368
Equity in net income of affiliates									784	762	734
Other income (expense) - net									249	897	152
Segment income (loss) before income taxes									6,716	18,238	18,518
Segment assets	270,344				269,391				270,344	269,391
Investments in equity method affiliates	3,718				4,515				3,718	4,515	2,921
Expenditures for additions to long-lived assets									20,272	20,302
Reclassification of goodwill from Advertising Solutions to Wireline									1,927
Wireless [Member]
Total segment operating revenues									63,212	58,500	53,504
Operations and support expenses									41,581	36,746	33,631
Depreciation and amortization expenses									6,324	6,497	6,043
Total segment operating expenses									47,905	43,243	39,674
Segment operating income (loss)									15,307	15,257	13,830
Interest expense									0	0	0
Equity in net income of affiliates									(29)	9	9
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									15,278	15,266	13,839
Segment assets	127,401				122,016				127,401	122,016
Investments in equity method affiliates	20				14				20	14
Expenditures for additions to long-lived assets									9,759	9,171
Wireline [Member]
Total segment operating revenues									59,765	61,300	63,621
Operations and support expenses									40,879	41,096	42,439
Depreciation and amortization expenses									11,615	12,371	12,743
Total segment operating expenses									52,494	53,467	55,182
Segment operating income (loss)									7,271	7,833	8,439
Interest expense									0	0	0
Equity in net income of affiliates									0	11	17
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									7,271	7,844	8,456
Segment assets	135,563				134,900				135,563	134,900
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									10,455	11,071
Advertising Solutions [Member]
Total segment operating revenues									3,293	3,935	4,724
Operations and support expenses									5,174	2,583	2,743
Depreciation and amortization expenses									386	497	650
Total segment operating expenses									5,560	3,080	3,393
Segment operating income (loss)									(2,267)	855	1,331
Interest expense									0	0	0
Equity in net income of affiliates									0	0	0
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(2,267)	855	1,331
Segment assets	3,011				8,369				3,011	8,369
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									29	29
Other Segment [Member]
Total segment operating revenues									453	545	664
Operations and support expenses									5,214	2,382	2,970
Depreciation and amortization expenses									52	14	79
Total segment operating expenses									5,266	2,396	3,049
Segment operating income (loss)									(4,813)	(1,851)	(2,385)
Interest expense									0	0	0
Equity in net income of affiliates									813	742	708
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(4,000)	(1,109)	(1,677)
Segment assets	10,432				9,113				10,432	9,113
Investments in equity method affiliates	3,698				4,501				3,698	4,501
Expenditures for additions to long-lived assets									29	31
Consolidations [Member]
Total segment operating revenues									0	0	0
Operations and support expenses									6,280	2,521	215
Depreciation and amortization expenses									0	0	0
Total segment operating expenses									6,280	2,521	215
Segment operating income (loss)									(6,280)	(2,521)	(215)
Interest expense									3,535	2,994	3,368
Equity in net income of affiliates									0	0	0
Other income (expense) - net									249	897	152
Segment income (loss) before income taxes									(9,566)	(4,618)	(3,431)
Segment assets	(6,063)				(5,007)				(6,063)	(5,007)
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									$ 0	$ 0

Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, gross	$ 260,279	$ 243,833
Accumulated depreciation and amortization	153,192	140,637
Property, plant and equipment - net	107,087	103,196
Depreciation expense	16,368	16,402	15,849
Operating leases, rent expense	3,610	3,060	2,889
Operating leases, future minimum payments due, current	2,462
Operating leases, future minimum payments, due in two years	2,459
Operating leases, future minimum payments, due in three years	2,321
Operating leases, future minimum payments, due in four years	2,183
Operating leases, future minimum payments, due in five years	2,032
Operating leases, future minimum payments, due thereafter	11,785
Land [Member]
Property, plant and equipment, gross	1,689	1,694
Property, plant and equipment, useful life, minimum	0	0
Property, plant and equipment, useful life, maximum	0	0
Buildings and Improvements [Member]
Property, plant and equipment, gross	28,054	25,979
Property, plant and equipment, useful life, minimum	10	10
Property, plant and equipment, useful life, maximum	45	45
Central Office Equipment [Member]
Property, plant and equipment, gross	83,824	79,607
Property, plant and equipment, useful life, minimum	3	3
Property, plant and equipment, useful life, maximum	10	10
Cable, Wiring And Conduit [Member]
Property, plant and equipment, gross	78,431	75,732
Property, plant and equipment, useful life, minimum	10	10
Property, plant and equipment, useful life, maximum	50	50
Other Equipment [Member]
Property, plant and equipment, gross	53,104	46,622
Property, plant and equipment, useful life, minimum	5	5
Property, plant and equipment, useful life, maximum	20	20
Software [Member]
Property, plant and equipment, gross	10,041	9,219
Property, plant and equipment, useful life, minimum	3	3
Property, plant and equipment, useful life, maximum	5	5
Depreciation expense	2,243	2,515	1,731
Under Construction [Member]
Property, plant and equipment, gross	$ 5,136	$ 4,980
Property, plant and equipment, useful life, minimum	0	0
Property, plant and equipment, useful life, maximum	0	0

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets
Goodwill adjustments related to wireless business combinations		$ (219)
Goodwill adjustments related to a wireline business combination		62
Amortization expense for definite-life intangible assets for the year	2,009	2,977	3,666
Estimated amortization expense in 2012	1,335
Estimated amortization expense in 2013	744
Estimated amortization expense in 2014	347
Estimated amortization expense in 2015	217
Estimated amortization expense in 2016	123
Wireless FCC licenses at year end	51,358	50,356
Impairment charge - trade name	165	85
Total impairment of indefinite-lived intangible assets	2,910	85	0
Goodwill reclassification - to Wireline from Advertising Solutions	1,927
Write-offs of fully amortized finite-lived intangible assets	1,130
Indefinite lived intangible assets subject to transfer to DT	962
Qualcomm license purchases	1,925
Goodwill - impairments	$ 2,745

Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 73,601	$ 72,782
Goodwill acquired	5	980
Goodwill impairment	(2,745)
Other	(19)	(161)
Ending balance	70,842	73,601
Wireless
Beginning balance	35,755	35,037
Goodwill acquired	5	937
Goodwill impairment	0
Other	(5)	(219)
Ending balance	35,755	35,755
Wireline
Beginning balance	31,670	31,608
Goodwill acquired	0	0
Goodwill impairment	0
Other	1,968	62
Ending balance	33,638	31,670
Advertising Solutions
Beginning balance	5,731	5,731
Goodwill acquired	0	0
Goodwill impairment	(2,745)
Other	(1,927)	0
Ending balance	1,059	5,731
Other [Member]
Beginning balance	445	406
Goodwill acquired	0	43
Goodwill impairment	0
Other	(55)	(4)
Ending balance	$ 390	$ 445

Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross carrying amount	$ 19,368	$ 20,211
Accumulated amortization	16,384	15,217
AT&T Mobility LLC [Member]
Gross carrying amount	6,845	6,987
Accumulated amortization	5,906	5,240
Bellsouth [Member]
Gross carrying amount	9,205	9,215
Accumulated amortization	7,686	6,807
AT&T Corp [Member]
Gross carrying amount	2,483	3,134
Accumulated amortization	2,205	2,647
Other Customer Lists And Relationships [Member]
Gross carrying amount	350	350
Accumulated amortization	329	284
Other Intangible Assets Subtotal [Member]
Gross carrying amount	18,883	19,686
Accumulated amortization	16,126	14,978
Other Intangible Assets [Member]
Gross carrying amount	485	525
Accumulated amortization	$ 258	$ 239

Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross carrying amount	$ 56,359	$ 55,526
Licenses [Member]
Gross carrying amount	51,374	50,372
Trade Name [Member]
Gross carrying amount	$ 4,985	$ 5,154

Equity Method Investments (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Company's ownership interest in America Movil S.A. de C.V. (America Movil) (in hundredths)		9.39%
Telmex Internacional for America Movil share exchange rate (per share)	0.373
Telmex Internacional exchange	$ 658		$ 658
Purchase price of additional America Movil L shares	202
Undistributed earnings from equity affiliates		5,760	5,137
Sale of company's investment in Telmex - Launch date for tender offer		2011
Fair value of equity method investment in America Movil		$ 8,185

Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investments
Beginning of year		$ 4,515	$ 2,921
Additional investments		35	220
Equity in net income of affiliates		784	762	734
Dividends received		(161)	(159)
Dispositions		(660)	(204)
Currency translation adjustments		(515)	203
America Movil equity adjustments		(171)	0
Telmex Internacional exchange	658		658
Other adjustments		(109)	114
End of year		$ 3,718	$ 4,515	$ 2,921

Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended						12 Months Ended					1 Months Ended				3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 8.125% New Cingular Wireless Services Inc Notes due May 2012 [Member]	Dec. 31, 2011 5.875% Global Notes due February 1 2012 [Member]	Feb. 29, 2012 Callable long-term debt due February 15 2056 [Member]	Dec. 31, 2011 Callable long-term debt due February 15 2056 [Member]	Dec. 31, 2011 Other Long-Term Debt [Member]	Dec. 31, 2011 The Four-Year Agreement [Member]	Dec. 31, 2011 The Four-Year Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 31, 2011 The Four-Year Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 31, 2011 The Four-Year Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 31, 2011 The Four-Year Agreement [Member] In the event of default on unsecured debt	Jan. 31, 2012 364 - Day Agreement [Member]	Dec. 31, 2011 364 - Day Agreement [Member]	Dec. 31, 2011 364 - Day Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 31, 2011 364 - Day Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 31, 2011 364 - Day Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 31, 2011 364 - Day Agreement [Member] In the event of default on unsecured debt	Dec. 31, 2011 2.95% Global Notes Due In May 2016 [Member]	Dec. 31, 2011 2.4% Global Notes Due In August 2016 [Member]	Dec. 31, 2011 4.45% Global Notes Due In May 2021 [Member]	Dec. 31, 2011 5.55% Global Notes Due In August 2041 [Member]	Dec. 31, 2011 3.875% Global Notes Due In August 2021 [Member]	Feb. 29, 2012 0.875% Global Notes due 2015 [Member]	Feb. 29, 2012 1.60% Global Notes due 2017 [Member]	Feb. 29, 2012 3.00% Global Notes due February 2022 [Member]	Dec. 31, 2011 Bridge Loan [Member]	Mar. 31, 2011 Bridge Loan [Member]
Annual put reset securities issued - principal amount	$ 1,000
Annual put reset securities issued - maturity date	April 2021
Zero-coupon note - principal amount				500
Zero-coupon note - redemption amount if held until maturity	1,030
Zero-coupon note - maturity date	May 2022
Debt instrument - face amount																					1,750	1,500	1,250	2,000	1,500	1,000	1,000	1,000		20,000
Debt instument - stated percentage rate					8.13%	5.88%															2.95%	2.40%	4.45%	5.55%	3.88%	0.88%	1.60%	3.00%
Debt instrument - issuance date																														March 31, 2011
Debt instruments - maturity date					May 1, 2012	Feb 1, 2012	Feb 15, 2012	Feb 15, 2056													May 1, 2016	Aug 1, 2016	May 1, 2021	Aug 1, 2041	Aug 1, 2021	Feb 1, 2015	Feb 1, 2017	Feb 1, 2022
Commercial paper - repayments net of issuance	1,625
Repayment of long-term debt	(7,574)	(9,294)	(8,652)		2,000	1,000			4,543
Early redemption of long-term debt							1,200
Weighted average interest rate of long-term debt repayments during the period (in hundredths)	6.58%
Repayments of capitalized leases during the period	31
Credit agreement - expiration date										12/19/2015						12/17/2012
Credit agreement - potential additional extension of term (years)										1
Credit agreement - maximum potential extension of term (days)																364
Credit agreement - minimum amount of other debt that would trigger cross-default provisions if not paid when due and accelerated										400						400
Credit agreement - minimum amount of money judgment in favor of creditor that would trigger cross-default provisions										400						400
Credit agreement - change in control (beneficial ownership percentage) (in hundredths)										50.00%						50.00%
Credit agreement - minimum lender approval (percentage) for extension of term										50.00%						50.00%
Credit agreement - interest rate spread above Fed funds rate (in hundredths)										0.50%						0.50%
Credit agreement - base rate										EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%						EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%
Credit agreement - basis spread of variable rate											0.56%	0.67%	0.90%	2.00%			0.60%	0.71%	0.95%	2.00%
Credit agreement - minimum borrowing capacity										0						0
Credit agreement - amendment date										December 2011					January 2012	December 2011
Credit agreement - term										4 years						364 days
Credit agreement - maximum borrowing capacity										5,000					3,000	5,000
Credit agreement - additional borrowing capacity beyond current limit										2,000
Credit agreement - advances outstanding										0						0
Ratio of debt to EBITDA covenant										3.0						3.0
Agreement termination date																													December 2011
Credit agreement - change in control period (months)										24						24
Repayments of short-term bank borrowings	27
Total repayments of debt	$ 9,226

Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Calculation [Abstract]
Long-term Debt	$ 64,753	$ 64,515
Capital Lease Obligations	$ 239	$ 259

Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Detail) (Alternative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Calculation [Abstract]
Long-term Debt	$ 64,753	$ 64,515
Long-term Debt, Current Maturities	3,453	5,544
Long Term Debt Noncurrent	$ 61,300	$ 58,971

Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Capitalized leases	239	259
Total long-term debt, including current maturities	64,753	64,515
Current maturities of long-term debt	(3,453)	(5,544)
Total long-term debt	61,300	58,971
Notes And Debentures [Member]
Carrying amount of notes and debentures	64,468	64,071
Unamortized premium, net of discount	46	185
Total notes and debentures	64,514	64,256
Notes And Debentures Maturing 2011-2016 [Member]
Notes and debentures interest rates, Minimum	0.35%	0.35%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2016	2016
Notes And Debentures Maturing 2011-2016 [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	5,500	2,250
Notes And Debentures Maturing 2011-2021 [Member]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2021	2021
Notes And Debentures Maturing 2011-2021 [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	8,659	5,880
Notes And Debentures Maturing 2011-2095 [Member]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2095	2095
Notes And Debentures Maturing 2011-2095 [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	41,390	43,506
Notes And Debentures Maturing 2011-2097 [Member]
Carrying amount of notes and debentures	8,471	11,986
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.10%	9.10%
Debt instrument, maturity date range, start	2012	2011
Debt instrument, maturity date range, end	2097	2097
Other Debt [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	3	14
Fair Value Of Interest Rate Swaps Recorded In Debt [Member] | Notes And Debentures [Member]
Carrying amount of notes and debentures	445	435

Debt (Debt Maturing Within One Year) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Calculation [Abstract]
Debt maturing within one year	$ 3,453	$ 7,196
Bank borrowings	0	27
Commercial paper	0	1,625
Long-term Debt, Current Maturities	$ 3,453	$ 5,544

Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt
Current maturities of long-term debt	$ 3,453	$ 5,544
Commercial paper	0	1,625
Bank borrowings	0	27
Total	$ 3,453	$ 7,196

Debt (Long-Term Debt - Scheduled Repayments) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt
Long-term debt repayments scheduled for 2012	$ 3,453
Long-term debt repayments scheduled for 2013	5,824
Long-term debt repayments scheduled for 2014	4,788
Long-term debt repayments scheduled for 2015	4,514
Long-term debt repayments scheduled for 2016	4,923
Long-term debt repayments scheduled for the period thereafter	$ 41,111
Weighted average interest rate of long-term debt repayment scheduled for 2012	5.00%
Weighted average interest rate of long-term debt repayment scheduled for 2013	5.60%
Weighted average interest rate of long-term debt repayment scheduled for 2014	5.10%
Weighted average interest rate of long-term debt repayment scheduled for 2015	4.30%
Weighted average interest rate of long-term debt repayment scheduled for 2016	3.70%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	6.20%

Fair Value Measurements And Disclosure (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements And Disclosure
Fixed income investments - 2012 maturities				$ 149
Fixed income investments - 2013 and 2014 maturities				228
Fixed income investments - 2015 and 2016 maturities				103
Fixed income investments - years thereafter maturities				82
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges			28
Notional value of interest rate locks utilized	800	2,600
Collateral received from counterparty				0	26
Collateral submitted to counterparty				98	82
Collateral contingently payable to the counterparty				161
Unrealized derivative gain (loss) in accumulated OCI				(421)	(180)	142
Additional anticipated reclassification of cash flows hedge holding gains (losses) based on post BS date transactions			$ 15

Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial paper	$ 0	$ 1,625
Bank borrowings	0	27
Carrying Amount [Member]
Notes and debentures	64,514	64,256
Commercial paper	0	1,625
Bank borrowings	0	27
Investment securities	2,092	2,185
Fair Value [Member]
Notes and debentures	73,738	69,313
Commercial paper	0	1,625
Bank borrowings	0	27
Investment securities	$ 2,092	$ 2,185

Fair Value Measurements And Disclosure (Fair Value Leveling) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swaps [Member]
Asset Derivatives	$ 521	$ 537
Liability Derivatives	0	0
Interest Rate Swaps [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Swaps [Member] | Level 2 [Member]
Asset Derivatives	521	537
Liability Derivatives	0	0
Interest Rate Swaps [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Cross-Currency Swaps [Member]
Asset Derivatives	144	327
Liability Derivatives	(820)	(675)
Cross-Currency Swaps [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Cross-Currency Swaps [Member] | Level 2 [Member]
Asset Derivatives	144	327
Liability Derivatives	(820)	(675)
Cross-Currency Swaps [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Locks [Member]
Asset Derivatives	0	11
Liability Derivatives	(173)	(187)
Interest Rate Locks [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Locks [Member] | Level 2 [Member]
Asset Derivatives	0	11
Liability Derivatives	(173)	(187)
Interest Rate Locks [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Foreign Exchange Contracts [Member]
Asset Derivatives	2	6
Liability Derivatives	(9)	(2)
Foreign Exchange Contracts [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Foreign Exchange Contracts [Member] | Level 2 [Member]
Asset Derivatives	2	6
Liability Derivatives	(9)	(2)
Foreign Exchange Contracts [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Domestic Equities [Member]
Available-for-Sale Securities	947	976
Domestic Equities [Member] | Level 1 [Member]
Available-for-Sale Securities	947	976
Domestic Equities [Member] | Level 2 [Member]
Available-for-Sale Securities	0	0
Domestic Equities [Member] | Level 3 [Member]
Available-for-Sale Securities	0	0
International Equities [Member]
Available-for-Sale Securities	495	513
International Equities [Member] | Level 1 [Member]
Available-for-Sale Securities	495	513
International Equities [Member] | Level 2 [Member]
Available-for-Sale Securities	0	0
International Equities [Member] | Level 3 [Member]
Available-for-Sale Securities	0	0
Fixed Income Bonds [Member]
Available-for-Sale Securities	562	639
Fixed Income Bonds [Member] | Level 1 [Member]
Available-for-Sale Securities	0	0
Fixed Income Bonds [Member] | Level 2 [Member]
Available-for-Sale Securities	562	639
Fixed Income Bonds [Member] | Level 3 [Member]
Available-for-Sale Securities	$ 0	$ 0

Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 17,309	$ 22,173
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	8,800	11,050
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	7,502	7,502
Interest Rate Locks [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	800	3,400
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 207	$ 221

Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cross-Currency Swaps [Member]
Gain (Loss) recognized in accumulated Other Comprehensive Income	$ (219)	$ (201)	$ 738
Interest Rate Locks [Member]
Gain (Loss) recognized in accumulated Other Comprehensive Income	(167)	(320)	203
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(23)	(19)	(23)
Foreign Exchange Contracts [Member]
Gain (Loss) recognized in accumulated Other Comprehensive Income	(10)	5	(2)
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member]
Gain (Loss) on interest rate swaps	10	125	(216)
Gain (Loss) on long-term debt	$ (10)	$ (125)	$ 216

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2011	Sep. 30, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Change in healthcare legislation - signed into law				March 2010
Charge to Income Tax Expense - effect of new legislation				$ 995
Date of tax settlement with IRS		September 2010
Income tax year under examination					2006-2008
Income tax settlement - reduction in tax adjustment on income tax expense			8,300
Income tax settlement - decrease of tax adjustment on net noncurrent deferred income tax liabilities		6,760	6,760
Income tax settlement - decrease of tax adjustment on other net tax liabilities		1,540	1,540
Income tax settlements - reduction of unrecognized tax benefits prior year			1,057
Combined net operating and capital loss carryforwards for federal income tax purposes					114
Combined net operating and capital loss carryforwards for state and foreign income tax purposes					917
Expiration date of operating and capital loss carryforwards					2030
Federal tax credit carryforwards					73
State tax credit carryforwards					398
Year through which tax credit carryforwards expire					2028
Net deposits to various taxing jurisdictions					2,508	2,548
Accrued interest and penalties included in unrecognized tax benefits balance at year end					1,312	1,329
Interest and penalties included in consolidated statements of income					$ (65)	$ (194)	$ (216)
IRS completed field examinations of our tax returns through year(s)					2005
Income Tax Examination, Year(s) under Examination					2006-2008
All periods prior to year are closed for federal purposes					prior to 2000
Expected completion date of field examination of tax returns by the IRS					2012
Internal Revenue Service Appeals Division engagement relating to issue resolution for income tax year(s)					2000-2005
U.S. Supreme Court denial of request to review lower court decision	October 2011

Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Depreciation and amortization	$ 39,367	$ 34,172
Intangibles (nonamortizable)	1,897	1,958
Employee benefits	(14,950)	(13,612)
Net operating loss and other carryforwards	(1,502)	(1,552)
Other - net	(1,451)	(1,015)
Subtotal	23,361	19,951
Deferred tax assets valuation allowance	917	949
Net deferred tax liabilities	24,278	20,900
Net long-term deferred tax liabilities	25,748	22,070
Less: Net current deferred tax assets	(1,470)	(1,170)
Net deferred tax liabilities	$ 24,278	$ 20,900

Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 4,360	$ 5,969
Unrecognized tax benefits - Increases for tax positions related to the current year	217	324
Unrecognized tax benefits - Increases for tax positions related to prior years	848	562
Unrecognized tax benefits - Decreases for tax positions related to prior years	(1,066)	(1,989)
Unrecognized tax benefits - lapse of statute of limitations	0	(44)
Unrecognized tax benefits - Settlements	182	(462)
Unrecognized tax benefits - Balance at end of year	4,541	4,360
Unrecognized tax benefits - Accrued interest and penalties	1,312	1,329
Gross unrecognized income tax benefits	5,853	5,689
Less: Deferred federal and state income tax benefits	(797)	(817)
Less: Tax attributable to timing items included above	(2,331)	(2,073)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 2,725	$ 2,799

Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Current, federal	$ (420)	$ 307	$ 2,849
Deferred - net, federal	2,555	(2,105)	2,149
Total federal income tax	2,135	(1,798)	4,998
Current, state, local and foreign	23	141	1,193
Deferred - net, state, local and foreign	374	495	(100)
Total state, local and foreign income tax	397	636	1,093
Total	$ 2,532	$ (1,162)	$ 6,091

Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Taxes computed at federal statutory rate	$ 2,351	$ 6,383	$ 6,481
State and local income taxes - net of federal income tax benefit	210	441	554
Income tax change due to goodwill impairment	961
Healthcare Reform Legislation		917
IRS Settlement - 2008 Wireless Restructuring		(8,300)
Other - net	(990)	(603)	(944)
Total	$ 2,532	$ (1,162)	$ 6,091
Effective Tax Rate	37.70%	(6.40%)	32.90%
Statutory federal income tax rate	35.00%

Pension And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Combined net pension and postretirement cost		$ 7,288	$ 3,750	$ 2,253
Discount rate for determining projected benefit obligation		5.30%	5.80%	6.50%
Decrease in discount rate over prior year		0.50%	0.70%
Expected long-term rate of return on plan assets	8.25%	8.25%	8.50%	8.50%
Percentage decrease in the expected long-term rate of return used to report the impact of change on future combined net pension and postretirement cost	1.00%
Combined net pension and postretirement cost impact of a 1% decrease in the actual long-term rate of return	525
Composite rate of compensation increase for determining projected benefit obligation and net pension cost		4.00%	4.00%	4.00%
Estimated annual growth rate for administrative expenses		3.00%	3.00%	3.00%
Estimated annual growth rate for dental claims		3.00%	3.00%	3.00%
Estimated annual health care cost trend rate for prior and current year	5.00%	5.00%
Supplemental retirement plan - projected benefit obligation		2,294	2,270
Percentage of pension plan assets comprised of AT&T common stock		0.50%
Deferred compensation expense		96	96	95
Deferred compensation liability included in other noncurrent liabilities		1,020	1,003
Benefit cost of the contributory savings plans		636	607	586
Percentage of postretirement plan assets (in VEBA Trust) comprised of AT&T common stock		1.50%
Actuarial gains (losses) resulting from better-than-expected healthcare claims costs		1,432	1,263
Pension Benefit [Member]
Amounts included in accumulated OCI - Prior service cost		149	164
Accumulated benefit obligation for pension plans		53,640	51,915
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	15
Increase in plan benefit obligation as a result of the decreased discount rate		3,384	3,995
Amortization of prior service cost (credit)		(15)	(16)	58
Postretirement Benefit [Member]
Amounts included in accumulated OCI - Prior service cost		5,896	4,760
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	846
Increase in plan benefit obligation as a result of the decreased discount rate		2,114	2,817
Amortization of prior service cost (credit)		(694)	(624)	(469)
Supplemental Retirement Plans [Member]
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	1
Amortization of prior service cost (credit)		$ 2	$ 2	$ 5
Debt financed shares held By Employee Stock Ownership Plans		0

Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefit [Member]
Benefit obligation at beginning of year	$ 53,917	$ 50,850
Service cost - benefits earned during the period	1,186	1,075	1,070
Interest cost on projected benefit obligation	2,958	3,150	3,355
Amendments	0	2
Actuarial loss	2,972	4,224
Special termination benefits	27	101
Benefits paid	(4,950)	(5,485)
Other	0	0
Benefit obligation at end of year	56,110	53,917	50,850
Postretirement Benefit [Member]
Benefit obligation at beginning of year	36,638	36,225
Service cost - benefits earned during the period	362	348	334
Interest cost on projected benefit obligation	2,051	2,257	2,434
Amendments	(1,830)	(742)
Actuarial loss	478	1,046
Special termination benefits	4	7
Benefits paid	(2,750)	(2,536)
Other	0	33
Benefit obligation at end of year	34,953	36,638	36,225
Supplemental Retirement Plans [Member]
Service cost - benefits earned during the period	14	12	11
Interest cost on projected benefit obligation	$ 126	$ 134	$ 140

Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Fair value of plan assets at beginning of year	$ 47,621	$ 46,873
Actual return on plan assets	2,238	6,230
Change in fair value of plan assets - benefits paid	(4,950)	(5,485)
Contributions	1,000	0
Other	(2)	3
Fair value of plan assets at end of year	45,907	47,621
Unfunded status at end of year	(10,203)	(6,296)
Postretirement Benefit [Member]
Fair value of plan assets at beginning of year	12,747	11,513
Actual return on plan assets	(224)	1,472
Change in fair value of plan assets - benefits paid	(2,633)	(244)
Contributions	0	0
Other	0	6
Fair value of plan assets at end of year	9,890	12,747
Unfunded status at end of year	$ (25,063)	$ (23,891)

Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(10,203)	(6,296)
Net amount recognized	(10,203)	(6,296)
Postretirement Benefit [Member]
Current portion of employee benefit obligation	(2,288)	(2,394)
Employee benefit obligation	(22,775)	(21,497)
Net amount recognized	(25,063)	(23,891)
Supplemental Retirement Plans [Member]
Employee benefit obligation	$ 2,294	$ 2,270

Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Actuarial (gain) loss	$ 6,280	$ 2,521	$ 215
Reduction of postretirement benefit cost due to the Medicare Prescription Drug Improvement and Modernization Act of 2003	280	237	255
Pension Benefit [Member]
Service cost - benefits earned during the period	1,186	1,075	1,070
Interest cost	2,958	3,150	3,355
Expected return on assets	(3,690)	(3,775)	(3,766)
Amortization of prior service cost (credit)	(15)	(16)	58
Actuarial (gain) loss	4,498	1,768	(103)
Net periodic benefit cost (benefit)	4,937	2,202	614
Postretirement Benefit [Member]
Service cost - benefits earned during the period	362	348	334
Interest cost	2,051	2,257	2,434
Expected return on assets	(1,040)	(943)	(784)
Amortization of prior service cost (credit)	(694)	(624)	(469)
Actuarial (gain) loss	1,672	510	124
Net periodic benefit cost (benefit)	2,351	1,548	1,639
Supplemental Retirement Plans [Member]
Service cost - benefits earned during the period	14	12	11
Interest cost	126	134	140
Amortization of prior service cost (credit)	2	2	5
Actuarial (gain) loss	81	186	82
Net periodic benefit cost (benefit)	$ 223	$ 334	$ 238

Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefit [Member]
Net prior service credit arising from period, net of taxes	$ 0	$ 0	$ 394
Amortization of net prior service cost (credit) included in net income, net of taxes	(10)	(10)	67
Total recognized in other comprehensive (income) loss (net of tax)	(10)	(10)	461
Postretirement Benefit [Member]
Net prior service credit arising from period, net of taxes	1,134	459	1,863
Amortization of net prior service cost (credit) included in net income, net of taxes	(430)	(388)	(223)
Total recognized in other comprehensive (income) loss (net of tax)	704	71	1,640
Supplemental Retirement Plans [Member]
Net prior service credit arising from period, net of taxes	6	(5)	(5)
Amortization of net prior service cost (credit) included in net income, net of taxes	1	(2)	(3)
Total recognized in other comprehensive (income) loss (net of tax)	$ 7	$ (7)	$ (8)

Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Postretirement Benefits
Discount rate for determining projected benefit obligation at December 31		5.30%	5.80%	6.50%
Discount rate in effect for determining net cost		5.80%	6.50%	7.00%
Expected long-term rate of return on plan assets	8.25%	8.25%	8.50%	8.50%
Composite rate of compensation increase for determining projected benefit obligation and net pension cost		4.00%	4.00%	4.00%

Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Effect of one percentage-point increase in the assumed combined medical and dental cost trend rate on service and interest cost components	$ 303
Effect of one percentage-point decrease on service and interest cost components	(243)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	3,383
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (2,788)

Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Assets [Member]
Domestic equity securities targeted plan asset allocation percentage, Minimum	25.00%
Domestic equity securities targeted plan asset allocation percentage, Maximum	35.00%
Domestic equity securities actual plan asset allocation percentage	24.00%	29.00%
International equity securities targeted plan asset allocation percentage, Minimum	10.00%
International equity securities targeted plan asset allocation percentage, Maximum	20.00%
International equity securities actual plan asset allocation percentage	15.00%	15.00%
Fixed income securities targeted plan asset allocation percentage, Minimum	30.00%
Fixed income securities targeted plan asset allocation percentage, Maximum	40.00%
Fixed income securities actual plan asset allocation percentage	34.00%	34.00%
Real assets targeted plan asset allocation percentage, Minimum	6.00%
Real assets targeted plan asset allocation percentage, Maximum	16.00%
Real assets actual plan asset allocation percentage	11.00%	9.00%
Private equity targeted plan asset allocation percentage, Minimum	4.00%
Private equity targeted plan asset allocation percentage, Maximum	14.00%
Private equity actual plan asset allocation percentage	13.00%	12.00%
Other targeted plan asset allocation percentage, Minimum	0.00%
Other targeted plan asset allocation percentage, Maximum	5.00%
Other actual plan asset allocation percentage	3.00%	1.00%
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	100.00%	100.00%
Postretirement Assets [Member]
Domestic equity securities targeted plan asset allocation percentage, Minimum	34.00%
Domestic equity securities targeted plan asset allocation percentage, Maximum	44.00%
Domestic equity securities actual plan asset allocation percentage	39.00%	42.00%
International equity securities targeted plan asset allocation percentage, Minimum	26.00%
International equity securities targeted plan asset allocation percentage, Maximum	36.00%
International equity securities actual plan asset allocation percentage	31.00%	34.00%
Fixed income securities targeted plan asset allocation percentage, Minimum	16.00%
Fixed income securities targeted plan asset allocation percentage, Maximum	26.00%
Fixed income securities actual plan asset allocation percentage	21.00%	14.00%
Real assets targeted plan asset allocation percentage, Minimum	0.00%
Real assets targeted plan asset allocation percentage, Maximum	6.00%
Real assets actual plan asset allocation percentage	1.00%	1.00%
Private equity targeted plan asset allocation percentage, Minimum	0.00%
Private equity targeted plan asset allocation percentage, Maximum	10.00%
Private equity actual plan asset allocation percentage	5.00%	4.00%
Other targeted plan asset allocation percentage, Minimum	0.00%
Other targeted plan asset allocation percentage, Maximum	8.00%
Other actual plan asset allocation percentage	3.00%	5.00%
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	100.00%	100.00%

Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Assets And Liabilities, Fair Value [Member]
Non-interest bearing cash	$ 65	$ 100
Interest bearing cash	1	22
Foreign currency contract	6	57
Large cap domestic equity securities	4,745	6,698
Small to mid cap domestic equity securities	3,559	4,793
International equity securities - Developed markets	4,949	5,400
International equity securities - Emerging markets	990	740
Fixed income securities - Asset-backed securities	421	712
Fixed income securities - Mortgage-backed securities	3,038	2,727
Fixed income securities - Collateralized mortgage-backed securities	316	414
Fixed income securities - Collateralized mortgage obligations/REMICS	490	657
Fixed income securities - Other Corporate and other bonds and notes - Core	2,830	2,888
Fixed income securities - Other Corporate and other bonds and notes - Long duration	2,421	2,168
Fixed income securities - U.S. Government and governmental agencies	4,485	4,111
Fixed income securities - Municipal bonds	281	230
Fixed income securities - Convertible and preferred securities	313	291
Fixed income securities - Fixed income funds	347	377
Registered investment companies		1
Private equity funds	5,932	5,618
Real assets	2,555	2,314
Real estate funds	2,668	2,256
Commingled funds - Interest bearing investments	3,087	2,353
Commingled funds - Hedge funds	954	881
Commingled funds - Equities	1,117	1,769
Commingled funds - Fixed income	1,327	1,253
Securities lending collateral	4,177	5,644
Variation margin receivable		3
Assets at fair value	51,074	54,477
Overdrafts	59	3
Unrealized depreciation on foreign currency contracts	6	57
Investments sold short	537	573
Payable for variation margin	4
Written options payable		1
Liabilities at fair value	606	634
Total plan net assets at fair value	50,468	53,843
Other assets (liabilities)	(4,561)	(6,222)
Total Plan Net Assets	45,907	47,621
Pension Assets And Liabilities, Fair Value [Member] | Level 1 [Member]
Non-interest bearing cash	64	100
Interest bearing cash	1	0
Foreign currency contract	0	0
Large cap domestic equity securities	4,745	6,698
Small to mid cap domestic equity securities	3,554	4,786
International equity securities - Developed markets	4,890	5,398
International equity securities - Emerging markets	983	708
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	0	0
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - U.S. Government and governmental agencies	71	270
Fixed income securities - Municipal bonds	0	0
Fixed income securities - Convertible and preferred securities	105	63
Fixed income securities - Fixed income funds	0	0
Registered investment companies		1
Private equity funds	0	0
Real assets	0	0
Real estate funds	0	0
Commingled funds - Interest bearing investments	0	2
Commingled funds - Hedge funds	0	0
Commingled funds - Equities	0	0
Commingled funds - Fixed income	0	0
Securities lending collateral	1,295	2,740
Variation margin receivable		3
Assets at fair value	15,708	20,769
Overdrafts	59	3
Unrealized depreciation on foreign currency contracts	0	57
Investments sold short	537	573
Payable for variation margin	4
Written options payable		1
Liabilities at fair value	600	634
Total plan net assets at fair value	15,108	20,135
Pension Assets And Liabilities, Fair Value [Member] | Level 2 [Member]
Non-interest bearing cash	1	0
Interest bearing cash	0	22
Foreign currency contract	6	57
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	5	7
International equity securities - Developed markets	56	2
International equity securities - Emerging markets	6	32
Fixed income securities - Asset-backed securities	413	709
Fixed income securities - Mortgage-backed securities	3,038	2,727
Fixed income securities - Collateralized mortgage-backed securities	316	414
Fixed income securities - Collateralized mortgage obligations/REMICS	490	657
Fixed income securities - Other Corporate and other bonds and notes - Core	2,758	2,877
Fixed income securities - Other Corporate and other bonds and notes - Long duration	2,421	2,168
Fixed income securities - U.S. Government and governmental agencies	4,414	3,841
Fixed income securities - Municipal bonds	281	230
Fixed income securities - Convertible and preferred securities	207	228
Fixed income securities - Fixed income funds	0	0
Registered investment companies		0
Private equity funds	1	1
Real assets	4	0
Real estate funds	6	0
Commingled funds - Interest bearing investments	3,087	2,351
Commingled funds - Hedge funds	945	831
Commingled funds - Equities	1,117	1,769
Commingled funds - Fixed income	943	1,253
Securities lending collateral	2,879	2,904
Variation margin receivable		0
Assets at fair value	23,394	23,080
Overdrafts	0	0
Unrealized depreciation on foreign currency contracts	6	0
Investments sold short	0	0
Payable for variation margin	0
Written options payable		0
Liabilities at fair value	6	0
Total plan net assets at fair value	23,388	23,080
Pension Assets And Liabilities, Fair Value [Member] | Level 3 [Member]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contract	0	0
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	0	0
International equity securities - Developed markets	3	0
International equity securities - Emerging markets	1	0
Fixed income securities - Asset-backed securities	8	3
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	72	11
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - U.S. Government and governmental agencies	0	0
Fixed income securities - Municipal bonds	0	0
Fixed income securities - Convertible and preferred securities	1	0
Fixed income securities - Fixed income funds	347	377
Registered investment companies		0
Private equity funds	5,931	5,617
Real assets	2,551	2,314
Real estate funds	2,662	2,256
Commingled funds - Interest bearing investments	0	0
Commingled funds - Hedge funds	9	50
Commingled funds - Equities	0	0
Commingled funds - Fixed income	384	0
Securities lending collateral	3	0
Variation margin receivable		0
Assets at fair value	11,972	10,628
Overdrafts	0	0
Unrealized depreciation on foreign currency contracts	0	0
Investments sold short	0	0
Payable for variation margin	0
Written options payable		0
Liabilities at fair value	0	0
Total plan net assets at fair value	11,972	10,628
Postretirement Assets And Liabilities, Fair Value [Member]
Interest bearing cash	370	543
Large cap domestic equity securities	1,785	2,298
Small to mid cap domestic equity securities	1,180	1,452
International equity securities - Developed markets	1,939	2,779
International equity securities - Emerging markets	641	843
Fixed income securities - Asset-backed securities	51	51
Fixed income securities - Collateralized mortgage-backed securities	60	37
Fixed income securities - Collateralized mortgage obligations/REMICS	28	43
Fixed income securities - Other Corporate and other bonds and notes - Core	300	258
Fixed income securities - Other Corporate and other bonds and notes - Long duration	53	83
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	12	6
Fixed income securities - U.S. Government and governmental agencies	655	631
Registered investment companies		14
Commingled funds - Interest bearing investments	153	295
Commingled funds - Hedge funds	86	103
Commingled funds - Equities	1,181	1,321
Commingled funds - Fixed income	1,005	1,607
Commingled funds - Private equity assets	440	505
Commingled funds - Real assets	124	157
Securities lending collateral	888	707
Receivable for foreign exchange contracts	3	2
Assets at fair value	10,954	13,735
Foreign exchange contracts payable	3	2
Liabilities at fair value	3	2
Total plan net assets at fair value	10,951	13,733
Other assets (liabilities)	(1,061)	(986)
Total Plan Net Assets	9,890	12,747
Postretirement Assets And Liabilities, Fair Value [Member] | Level 1 [Member]
Interest bearing cash	30	19
Large cap domestic equity securities	1,785	2,298
Small to mid cap domestic equity securities	1,179	1,452
International equity securities - Developed markets	1,938	2,779
International equity securities - Emerging markets	641	843
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	0	0
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	0	0
Fixed income securities - U.S. Government and governmental agencies	48	11
Registered investment companies		14
Commingled funds - Interest bearing investments	0	0
Commingled funds - Hedge funds	0	0
Commingled funds - Equities	136	153
Commingled funds - Fixed income	39	35
Commingled funds - Private equity assets	0	6
Commingled funds - Real assets	0	0
Securities lending collateral	780	636
Receivable for foreign exchange contracts	3	2
Assets at fair value	6,579	8,248
Foreign exchange contracts payable	3	2
Liabilities at fair value	3	2
Total plan net assets at fair value	6,576	8,246
Postretirement Assets And Liabilities, Fair Value [Member] | Level 2 [Member]
Interest bearing cash	340	524
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	1	0
International equity securities - Developed markets	1	0
International equity securities - Emerging markets	0	0
Fixed income securities - Asset-backed securities	51	51
Fixed income securities - Collateralized mortgage-backed securities	60	37
Fixed income securities - Collateralized mortgage obligations/REMICS	28	43
Fixed income securities - Other Corporate and other bonds and notes - Core	281	239
Fixed income securities - Other Corporate and other bonds and notes - Long duration	53	83
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	12	6
Fixed income securities - U.S. Government and governmental agencies	607	620
Registered investment companies		0
Commingled funds - Interest bearing investments	153	295
Commingled funds - Hedge funds	81	77
Commingled funds - Equities	1,045	1,168
Commingled funds - Fixed income	966	1,572
Commingled funds - Private equity assets	3	3
Commingled funds - Real assets	0	0
Securities lending collateral	108	71
Receivable for foreign exchange contracts	0	0
Assets at fair value	3,790	4,789
Foreign exchange contracts payable	0	0
Liabilities at fair value	0	0
Total plan net assets at fair value	3,790	4,789
Postretirement Assets And Liabilities, Fair Value [Member] | Level 3 [Member]
Interest bearing cash	0	0
Large cap domestic equity securities	0	0
Small to mid cap domestic equity securities	0	0
International equity securities - Developed markets	0	0
International equity securities - Emerging markets	0	0
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other Corporate and other bonds and notes - Core	19	19
Fixed income securities - Other Corporate and other bonds and notes - Long duration	0	0
Fixed income securities - Other Corporate and other bonds and notes - Municipal bonds	0	0
Fixed income securities - U.S. Government and governmental agencies	0	0
Registered investment companies		0
Commingled funds - Interest bearing investments	0	0
Commingled funds - Hedge funds	5	26
Commingled funds - Equities	0	0
Commingled funds - Fixed income	0	0
Commingled funds - Private equity assets	437	496
Commingled funds - Real assets	124	157
Securities lending collateral	0	0
Receivable for foreign exchange contracts	0	0
Assets at fair value	585	698
Foreign exchange contracts payable	0	0
Liabilities at fair value	0	0
Total plan net assets at fair value	$ 585	$ 698

Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Assets [Member]
Balance, beginning of year	$ 10,628	$ 8,611
Realized gains (losses)	182	607
Unrealized gains (losses)	1,109	1,540
Transfers into Level 3	396
Purchases	1,799
Sales	(2,142)
Purchases, sales, issuances and settlements (net)		(130)
Balance, end of year	11,972	10,628
Pension Assets [Member] | Equities [Member]
Balance, beginning of year	0	1
Realized gains (losses)	(1)	(2)
Unrealized gains (losses)	1	(1)
Transfers into Level 3	3
Purchases	1
Sales	0
Purchases, sales, issuances and settlements (net)		2
Balance, end of year	4	0
Pension Assets [Member] | Fixed Income Funds [Member]
Balance, beginning of year	391	337
Realized gains (losses)	17	40
Unrealized gains (losses)	(6)	15
Transfers into Level 3	393
Purchases	95
Sales	(75)
Purchases, sales, issuances and settlements (net)		(1)
Balance, end of year	815	391
Pension Assets [Member] | Hedge Funds [Member]
Balance, beginning of year	50	102
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(52)
Transfers into Level 3	0
Purchases	0
Sales	(41)
Purchases, sales, issuances and settlements (net)		0
Balance, end of year	9	50
Pension Assets [Member] | Private Equity Funds [Member]
Balance, beginning of year	5,617	4,714
Realized gains (losses)	164	434
Unrealized gains (losses)	448	942
Transfers into Level 3	0
Purchases	844
Sales	(1,142)
Purchases, sales, issuances and settlements (net)		(473)
Balance, end of year	5,931	5,617
Pension Assets [Member] | Real Assets [Member]
Balance, beginning of year	4,570	3,457
Realized gains (losses)	2	135
Unrealized gains (losses)	666	636
Transfers into Level 3	0
Purchases	859
Sales	(884)
Purchases, sales, issuances and settlements (net)		342
Balance, end of year	5,213	4,570
Postretirement Assets [Member]
Balance, beginning of year	698	742
Realized gains (losses)	42	63
Unrealized gains (losses)	8	14
Purchases	236
Sales	(399)
Purchases, sales, issuances and settlements (net)		(121)
Balance, end of year	585	698
Postretirement Assets [Member] | Fixed Income Funds [Member]
Balance, beginning of year	19	19
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases	8
Sales	(8)
Purchases, sales, issuances and settlements (net)		0
Balance, end of year	19	19
Postretirement Assets [Member] | Hedge Funds [Member]
Balance, beginning of year	26	72
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases	0
Sales	(21)
Purchases, sales, issuances and settlements (net)		(46)
Balance, end of year	5	26
Postretirement Assets [Member] | Private Equity Funds [Member]
Balance, beginning of year	496	479
Realized gains (losses)	70	49
Unrealized gains (losses)	(23)	28
Purchases	175
Sales	(281)
Purchases, sales, issuances and settlements (net)		(60)
Balance, end of year	437	496
Postretirement Assets [Member] | Real Assets [Member]
Balance, beginning of year	157	172
Realized gains (losses)	(28)	14
Unrealized gains (losses)	31	(14)
Purchases	53
Sales	(89)
Purchases, sales, issuances and settlements (net)		(15)
Balance, end of year	$ 124	$ 157

Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Estimated Medicare subsidy receipts year - 2012	$ (119)
Estimated Medicare subsidy receipts year - 2013	(19)
Estimated Medicare subsidy receipts year - 2014	(23)
Estimated Medicare subsidy receipts year - 2015	(26)
Estimated Medicare subsidy receipts year - 2016	(30)
Estimated Medicare subsidy receipts year - Years 2017 - 2021	(201)
Pension Benefit [Member]
Estimated future benefit payments under our pension and postretirement plans - 2012	6,629
Estimated future benefit payments under our pension and postretirement plans - 2013	4,213
Estimated future benefit payments under our pension and postretirement plans - 2014	4,174
Estimated future benefit payments under our pension and postretirement plans - 2015	4,170
Estimated future benefit payments under our pension and postretirement plans - 2016	4,160
Estimated future benefit payments under our pension and postretirement plans - Years 2017 - 2021	20,711
Postretirement Benefit [Member]
Estimated future benefit payments under our pension and postretirement plans - 2012	2,500
Estimated future benefit payments under our pension and postretirement plans - 2013	2,341
Estimated future benefit payments under our pension and postretirement plans - 2014	2,292
Estimated future benefit payments under our pension and postretirement plans - 2015	2,235
Estimated future benefit payments under our pension and postretirement plans - 2016	2,210
Estimated future benefit payments under our pension and postretirement plans - Years 2017 - 2021	$ 10,770

Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension And Postretirement Benefits
Supplemental retirement plan - projected benefit obligation	$ (2,294)	$ (2,270)
Supplemental retirement plan - Accumulated benefit obligation	(2,223)	(2,154)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0

Share-Based Payment (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Method of deterring the fair value of stock option grants	Black-Scholes
Share-based payment arrangements Income tax benefits recognized	$ 187	$ 196	$ 121
Vesting period	three
Number of authorized shares of common stock for share-based payment arrangements (in shares)	121
Weighted-average fair value of each stock option granted during the period	$ 1.57	$ 1.34	$ 1.84
Total intrinsic value of options exercised during the period	40	13	5
Policy to satisfy share option exercises	use treasury stock
Actual excess tax benefit realized for tax deductions from stock option exercises during the period	2	0	0
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	329
Weighted-average period to recognize the cost (years) - nonvested units	1.88
Total fair value of shares vested during the year - nonvested units	$ 426	$ 331	$ 369
Stock Options Under Deferred Compensation Plan [Member]
Vesting period	none
Other Nonvested Stock Units [Member]
Minimum vesting period	two
Maximum vesting period	five

Share-Based Payment (Compensation Cost And Valuation Assumption) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Payment
Performance stock units	$ 392	$ 421	$ 289
Stock options	6	6	8
Restricted stock	91	85	21
Other	0	1	(2)
Total	$ 489	$ 513	$ 316
Risk-free interest rate	2.91%	3.06%	3.17%
Dividend yield	5.96%	6.61%	6.82%
Expected volatility factor	14.74%	15.75%	19.65%
Expected option life in years	7	7	7

Share-Based Payment (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Beginning outstanding balance - stock options (period) (in shares)	130
Granted -stock option (period) (in shares)	2
Exercised - stock options (period) (in shares)	(9)
Forfeited or expired - stock options (period) (in shares)	(57)
Ending outstanding balance - (stock options) (in shares)	66
Ending exercisable balance - shares (stock options)	64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 34.6
Weighted average exercise price - stock options granted (period) (per share)	$ 28.9
Weighted average exercise price - stock options exercised (period) (per share)	$ 26.24
Weighted average exercise price - stock options forfeited or expired (period) (per share)	$ 40.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 30.62
Weighted average exercise price - ending exercisable balance (stock options) (per share)	$ 30.68
Weighted average remaining contractual term (years) - for stock options outstanding at beginning of year (in years)	1.69
Weighted average remaining contractual term (years) - for stock options outstanding at year end (in years)	1.99
Weighted average remaining contractual term (years) - for stock options exercisable at year end	1.72
Aggregate intrinsic value of stock options outstanding at beginning of year	$ 150
Aggregate intrinsic value of stock options outstanding at year end	148
Aggregate intrinsic value of stock options exercisable at year end	$ 145

Share-Based Payment (Summary Of Nonvested Stock Units Activity) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Beginning balance - outstanding nonvested units	29
Granted - nonvested units (period)	13
Vested - nonvested units (period)	(14)
Forfeited - nonvested units (period)	(1)
Ending balance - outstanding nonvested units	27
Beginning balance - weighted average exercise price of outstanding nonvested units	$ 25.3
Weighted average exercise price - granted - nonvested units	$ 28.17
Weighted average exercise price - vested - nonvested units	$ 25.3
Weighted average exercise price - forfeited nonvested units	$ 25.93
Ending balance - weighted average exercise price of nonvested units	$ 26.53

Stockholder's Equity (Details) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009	Dec. 31, 2008
Stockholder's Equity
Common stock shares repurchase authorization (in shares)			300,000,000			300,000,000
Common stock shares repurchased (in shares)		0			0
Date Stock Buy Back began	January 2012
Previous number of authorized common shares (in shares)									7,000,000,000
Revised number of authorized common shares (in shares)		14,000,000,000	14,000,000,000		14,000,000,000	14,000,000,000		14,000,000,000
Authorized preferred shares (in shares)		10,000,000			10,000,000
Preferred stock outstanding (in shares)		0	0	0	0	0	0
Quarterly dividend amount declared per common shares (per share)		$ 0.44	$ 0.43	$ 0.42	$ 1.73	$ 1.69	$ 1.65

Additional Financial Information (Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Accounts payable	$ 8,593	$ 7,437
Accrued rents and other	2,004	2,761
Accrued payroll and commissions	2,170	2,225
Deferred directory revenue	904	1,278
Accrued interest	1,576	1,601
Compensated future absences	525	538
Current portion of employee benefit obligation	2,288	2,394
Other	1,798	1,821
Total accounts payable and accrued liabilities	19,858	20,055
Deferred compensation (included in Other noncurrent liabilities)	$ 1,020	$ 1,003

Additional Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Advertising expense	$ 2,359	$ 2,982	$ 2,787
Interest expense incurred	3,697	3,766	4,108
Capitalized interest	(162)	(772)	(740)
Total interest expense	$ 3,535	$ 2,994	$ 3,368

Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Interest	$ 3,722	$ 3,882	$ 3,862
Income taxes, net of refunds	$ 32	$ 3,538	$ 4,471

Additional Financial Information (Consolidated Statements Of Changes In Stockholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2012	Aug. 31, 2000	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Foreign currency translation adjustment			$ (371)	$ (494)	$ (765)
Unrealized gains on available-for-sale securities			222	316	324
Unrealized gains (losses) on cash flow hedges			(421)	(180)	142
Defined benefit postretirement plans			(3,750)	(3,070)	(2,979)
Other			0	0	(2)
Accumulated other comprehensive income (loss)			3,180	2,712	2,678
Number of Customers Exceeding Threshold for Significance			0	0	0
Threshold for Customer Significance (as a percent of Consolidated Revenue) (in hundredths)			10.00%	10.00%	10.00%
Deferred revenue description for American Tower Corp. agreement		In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases.
Deferred revenue balance, American Tower Corp. agreement			$ 450	$ 480	$ 509
Concentration Risk [Line Items]
Approximate number of persons employed	256,000
Percentage of employees represented by CWA, IBEW, and other unions	55%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]
Concentration Risk [Line Items]
Approximate number of persons employed	120,000
Number of employees under contracts where union may call a work stoppage	80,000
Relevant union contract expiration year	2012

Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingent Liabilities
Contractual purchase obligations for 2012	$ 3,845
Contractual purchase obligations for 2013 and 2014	4,339
Contractual purchase obligations for 2015 and 2016	2,185
Contractual purchase obligations for years after 2016	$ 340

Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information (Unaudited)
Total Operating Revenues	$ 32,503	$ 31,478	$ 31,495	$ 31,247	$ 31,361	$ 31,581	$ 30,808	$ 30,530	$ 126,723	$ 124,280	$ 122,513
Operating Income	(8,990)	6,235	6,165	5,808	2,088	5,431	6,083	5,971	9,218	19,573	21,000
Income (Loss) from Discontinued Operations					2	780	(5)	2	0	779	20
Net Income	(6,628)	3,686	3,658	3,468	1,161	12,396	4,082	2,540	4,184	20,179	12,447
Income from Continuing Operations Attributable to AT&T					1,087	11,539	4,008	2,451	3,944	19,085	12,118
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	$ (6,678)	$ 3,623	$ 3,591	$ 3,408	$ 1,089	$ 12,319	$ 4,003	$ 2,453	$ 3,944	$ 19,864	$ 12,138
Basic Earnings Per Share from Continuing Operations Attributable to AT&T					$ 0.18	$ 1.95	$ 0.68	$ 0.42	$ 0.66	$ 3.23	$ 2.06
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T					$ 0	$ 0.13	$ 0	$ 0	$ 0	$ 0.13	$ 0
Basic earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.6	$ 0.57	$ 0.18	$ 2.08	$ 0.68	$ 0.42	$ 0.66	$ 3.36	$ 2.06
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T					$ 0.18	$ 1.94	$ 0.67	$ 0.41	$ 0.66	$ 3.22	$ 2.05
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T					$ 0	$ 0.13	$ 0	$ 0	$ 0	$ 0.13	$ 0
Diluted earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.6	$ 0.57	$ 0.18	$ 2.07	$ 0.67	$ 0.41	$ 0.66	$ 3.35	$ 2.05
High	$ 30.3	$ 31.78	$ 31.94	$ 30.97	$ 29.56	$ 29.15	$ 26.75	$ 28.73	$ 30.3	$ 29.56
Low	$ 27.41	$ 27.29	$ 29.91	$ 27.2	$ 27.49	$ 23.88	$ 23.78	$ 24.61	$ 27.41	$ 27.49
Close	$ 30.24	$ 28.52	$ 31.41	$ 30.61	$ 29.38	$ 28.6	$ 24.19	$ 25.84	$ 30.24	$ 29.38

Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation And Qualifying Accounts
Balance at Beginning of Period	$ 957	$ 1,202	$ 1,268
Charged to Costs and Expenses	1,136	1,334	1,762
Charged to Other Accounts	38	(28)	29
Acquisitions	0	0	2
Deductions	1,253	1,551	1,859
Balance at End of Period	$ 878	$ 957	$ 1,202